         As filed with the Securities and Exchange Commission on April 25, 2001.


                                                      Registration No. 333-61283

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)


      James D. Gallagher, President                       Copy to:
    The Manufacturers Life Insurance                J. Sumner Jones, Esq.
           Company of New York                       Jones & Blouch, LLP
          100 Summit Lake Drive              1025 Thomas Jefferson Street, N.W.
           Valhalla, NY 10595                       Washington, DC 20007
(Name and Address of Agent for Service)


It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485


_X_ on April 30, 2001 pursuant to paragraph (b)(i) of Rule 485


___ 60 days after filing pursuant to paragraph (a) of Rule 485

___ on May 1, 2000 pursuant to paragraph (a) of Rule 485

If appropriate check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A     Caption in Prospectus
1..........Cover Page

2..........Special Terms

3..........Summary

4..........Performance Data; Financial Statements

5..........General Information about Us, The Variable Account and The Trust

6..........Charges and Deductions; Administration Fees; Distribution Fee;
           Mortality and Expense Risk Charge; Taxes

7..........Accumulation Period Provisions; Our Approval; Purchase Payments;
           Accumulation Units; Net Investment Factor; Transfers Among Investment
           Options; Special Transfer Services - Dollar Cost Averaging; Asset
           Rebalancing Program; Withdrawals; Special Withdrawal Services - the
           Income Plan; Contract Owner Inquiries; Other Contract Provisions;
           Ownership; Beneficiary; Modification

8..........Pay-out Period Provisions; General; Annuity Options; Determination of
           Amount of the First Variable Annuity Payment; Annuity Units and the
           Determination of Subsequent Variable Annuity Payments; Transfers
           During Pay-out Period

9..........Accumulation Period Provisions; Death Benefit During Accumulation
           Period; Pay-out Period Provisions; Death Benefit During Pay-out
           Period

10.........Accumulation Period Provisions; Purchase Payments; Accumulation
           Units; Value of Accumulation Units; Net Investment Factor;
           Distribution of Contracts

11.........Withdrawals; Accumulation Period Provisions; Purchase Payments; Other
           Contract Provisions; Right to Review Contract

12.........Federal Tax Matters; Introduction; Our Tax Status; Taxation of
           Annuities in General; Qualified Retirement Plans

13.........Legal Proceedings

14.........Statement of Additional Information - Table of Contents

           Caption in Statement of
Part B     Additional Information
------     -----------------------
15.........Cover Page

16.........Table of Contents

17.........General History and Information

18.........Services-Accountants; Services-Servicing Agent

19.........Not Applicable

20.........Services - Principal Underwriter

21.........Performance Data

22.........Not Applicable

23.........Financial Statements

                                     PART A


                      INFORMATION REQUIRED IN A PROSPECTUS

            HOME OFFICE                   ANNUITY SERVICE OFFICE MAILING ADDRESS
100 Summit Lake Drive, Second Floor                Post Office Box 9013
      Valhalla, New York 10595               Boston, Massachusetts 02205-9013
                                                  www.manulifenewyork.com



                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US"). The contract is a single purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.



         - Contract values and annuity benefit payments are based upon sixty-one investment options. Fifty-nine options are variable and two are fixed account options.


         - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

         - Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). We will provide the contract owner ("YOU") a prospectus for the Trust with this Prospectus.

         - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         -        Special terms are defined in a glossary in Appendix A.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (877) 391-3748.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.


                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS



General Information and History.......................................
Performance Data......................................................
State Premium Taxes...................................................
Services
         Independent Auditors.........................................
         Servicing Agent..............................................
         Principal Underwriter........................................
Appendix A - State Premium Taxes......................................
Audited Financial Statements..........................................


                   The date of this Prospectus is May 1, 2001.

                                TABLE OF CONTENTS



SUMMARY................................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST.......
     The Manufacturers Life Insurance Company of
     New York .........................................................
     The Variable Account .............................................
     The Trust.........................................................
DESCRIPTION OF THE CONTRACT ...........................................
   ACCUMULATION PERIOD PROVISIONS .....................................
     Purchase Payments ................................................
     Accumulation Units ...............................................
     Value of Accumulation Units ......................................
     Net Investment Factor ............................................
     Transfers Among Investment Options ...............................
     Maximum Number of Investment Options..............................
     Telephone Transactions............................................
     Special Transfer Services - Dollar Cost Averaging.................
     Asset Rebalancing Program.........................................
     Withdrawals.......................................................
     Special Withdrawal Services - the Income Plan ....................
     Death Benefit During Accumulation Period..........................
   PAY-OUT PERIOD PROVISIONS ..........................................
     General...........................................................
     Annuity Options ..................................................
     Determination of Amount of the First Variable
     Annuity Payment...................................................
     Annuity Units and the Determination of
       Subsequent Variable Annuity Payments ...........................
     Transfers During Pay-out Period ..................................
     Death Benefit During Pay-out Period...............................
   OTHER CONTRACT PROVISIONS ..........................................
     Right to Review Contract .........................................
     Ownership ........................................................
     Annuitant ........................................................
     Beneficiary ......................................................
     Modification .....................................................
     Our Approval .....................................................
     Misstatement and Proof of Age, Sex or Survival....................
     FIXED ACCOUNT INVESTMENT OPTIONS..................................
CHARGES AND DEDUCTIONS ................................................
     Administration Fees...............................................
     Distribution Fee..................................................
     Mortality and Expense Risk Charge ................................
     Taxes ............................................................
     Expenses of Distributing Contracts................................
FEDERAL TAX MATTERS ...................................................
   INTRODUCTION .......................................................
   OUR TAX STATUS .....................................................
   TAXATION OF ANNUITIES IN GENERAL ...................................
     Tax Deferral During Accumulation Period ..........................
     Taxation of Partial and Full Withdrawals .........................
     Taxation of Annuity Benefit Payments .............................
     Taxation of Death Benefit Proceeds ...............................
     Penalty Tax on Premature Distributions ...........................
     Aggregation of Contracts .........................................
   QUALIFIED RETIREMENT PLANS .........................................
     Direct Rollovers .................................................
     Loans.............................................................
   FEDERAL INCOME TAX WITHHOLDING......................................
GENERAL MATTERS........................................................
     Performance Data..................................................
     Asset Allocation and Timing Services..............................
     Distribution of Contracts ........................................
     Contract Owner Inquiries..........................................
     Confirmation Statements...........................................
     Legal Proceedings ................................................
     Cancellation of Contract..........................................
     Voting Interest...................................................
APPENDIX A:  SPECIAL TERMS.............................................   A-1
APPENDIX B:  TABLE OF ACCUMULATION UNIT VALUES
     RELATING TO THE CONTRACT..........................................   B-1
APPENDIX C: QUALIFIED PLAN TYPES.......................................   C-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make a single payment to us (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.


When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.


PURCHASE PAYMENT LIMITS. The minimum purchase payment is $25,000. Additional purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to purchase the contract.


INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments. Currently, fifty-nine Variable Account investment options and two fixed account investment options are available under the contract. Each Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust. A full description of each Trust portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Trust portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.


Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations, please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.


TAXATION. Generally, all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59-1/2.


CHARGES AND DEDUCTIONS. The following Table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts and we reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES

Deferred sales load (withdrawal charge as percentage of purchase payments)  NONE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees.................................         1.25%
Administration fee .............................................         0.25%
Distribution fee................................................         0.15%

Total Separate Account Annual Expenses..........................         1.65%


TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets for the fiscal year ended December 31, 2000)



                                                            OTHER EXPENSES
                                         MANAGEMENT          (AFTER EXPENSE               TOTAL TRUST
TRUST PORTFOLIO                             FEES            REIMBURSEMENT)              ANNUAL EXPENSES
                                                                                         (AFTER EXPENSE
                                                                                         REIMBURSEMENT)
Internet Technologies...............       1.150%                0.130%                     1.280% (E)
Pacific Rim Emerging Markets........       0.850%                0.180%                     1.030%
Telecommunications..................       1.100%                0.130%                     1.230% (A)

Science & Technology................       1.100%                0.040%                     1.140%
International Small Cap.............       1.100%                0.440%                     1.540%
Health Sciences.....................       1.100%(F)             0.130%                     1.230%(A)
Aggressive Growth...................       1.000%                0.070%                     1.070%
Emerging Small Company..............       1.050%                0.050%                     1.100%
Small Company Blend.................       1.050%                0.140%                     1.190%
Dynamic Growth......................       1.000%                0.070%                     1.070%(E)
Mid Cap Growth......................       1.000%                0.280%                     1.280%(A)
Mid Cap Opportunities...............       1.000%                0.230%                     1.230%(A)
Mid Cap Stock.......................       0.925%                0.075%                     1.000%
All Cap Growth......................       0.950%                0.050%                     1.000%
Financial Services..................       0.950%                0.090%                     1.040%(A)
Overseas............................       0.950%                0.200%                     1.150%
International Stock.................       1.050%                0.180%                     1.230%
International Value.................       1.000%                0.180%                     1.180%
Capital Appreciation................       0.900%                0.500%(H)                  1.400%(H)
Strategic Opportunities (I).........       0.850%                0.050%                     0.900%
Quantitative Mid Cap................       0.800%                0.070%                     0.870%(A)
Global Equity.......................       0.900%                0.120%                     1.020%
Strategic Growth....................       0.900%                0.120%                     1.020%(A)
Growth..............................       0.850%                0.050%                     0.900%
Large Cap Growth....................       0.875%                0.065%                     0.940%
All Cap Value.......................       0.950%                0.140%                     1.090%(A)
Capital Opportunities...............       0.900%                0.160%                     1.060%(A)
Quantitative Equity.................       0.700%                0.050%                     0.750%
Blue Chip Growth....................       0.875%(F)             0.035%                     0.910%
Utilities...........................       0.900%                0.270%                     1.170%(A)
Real Estate Securities..............       0.800%(A)             0.060%                     0.860%
Small Company Value.................       1.050%(F)             0.190%                     1.240%
Mid Cap Value.......................       0.950%                0.160%                     1.110%(A)
Value...............................       0.800%                0.060%                     0.860%
Tactical Allocation.................       0.900%                0.430%                     1.330%(E)
Fundamental Value...................       0.950%                0.130%                     1.080%(A)
Growth & Income.....................       0.750%                0.040%                     0.790%
U.S. Large Cap Value................       0.875%                0.055%                     0.930%
Equity-Income.......................       0.875%(F)             0.035%                     0.910%
Income & Value......................       0.800%                0.060%                     0.860%
Balanced............................       0.704%(A)             0.060%                     0.764%
High Yield..........................       0.775%                0.065%                     0.840%
Strategic Bond......................       0.775%                0.095%                     0.870%
Global Bond.........................       0.800%                0.200%                     1.000%
Total Return........................       0.775%                0.065%                     0.840%
Investment Quality Bond.............       0.650%                0.080%                     0.730%
Diversified Bond....................       0.750%                0.060%                     0.810%
U.S. Government Securities..........       0.650%                0.070%                     0.720%
Money Market........................       0.500%                0.040%                     0.540%
Small Cap Index.....................       0.525%                0.075%(G)                  0.600%(E)
International Index.................       0.550%                0.050%(G)                  0.600%(E)
Mid Cap Index.......................       0.525%                0.075%(G)                  0.600%(E)
Total Stock Market Index............       0.525%                0.075%(G)                  0.600%(E)
500 Index...........................       0.525%                0.025%(G)                  0.550%(E)
Lifestyle Aggressive 1000D..........       0.070%                1.050%(B)                  1.120%(C)
Lifestyle Growth 820D...............       0.055%                0.980%(B)                  1.035%(C)
Lifestyle Balanced 640D.............       0.055%                0.890%(B)                  0.945%(C)
Lifestyle Moderate 460D.............       0.064%                0.820%(B)                  0.884%(C)
Lifestyle Conservative 280D.........       0.075%                0.780%(B)                  0.855%(C)


-----------------

(A) Based on estimates to be made during the current fiscal year.

(B) Reflects expenses of the Underlying Portfolios.

(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser")
   has voluntarily agreed to pay certain expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios) as follows:

   If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage,
   (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)


   This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2000) as noted in the chart below:



                                MANAGEMENT OTHER   TOTAL TRUST
TRUST PORTFOLIO                       FEES           EXPENSES    ANNUAL EXPENSES
--------------------------------------------------------------------------------
Lifestyle Aggressive 1000.....       0.070%           1.075%         1.145%
Lifestyle Growth 820..........       0.055%           0.990%         1.045%
Lifestyle Balanced 640........       0.055%           0.900%         0.955%
Lifestyle Moderate 460........       0.064%           0.845%         0.909%
Lifestyle Conservative 280....       0.075%           0.812%         0.887%



(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote ( C ) above.



(E) Annualized - For the period May 1, 2000 (commencement of operations) to December 31, 2000.



(F) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The fee reduction is based on the combined asset level of all five portfolios and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:



   COMBINED ASSET LEVELS                            FEE REDUCTION
                                           (AS A PERCENTAGE OF THE ADVISORY FEE)
   First $750 million                                  0.00%
   Between $750 million and $1.5 billion               2.50%
   Between $1.5 billion and $3.0 billion               3.75%
   Over $3.0 billion                                   5.00%



   The fee reductions are applied to the advisory fees of each of the five portfolios. This voluntary fee waiver may be terminated at any time by the adviser. As of February 28, 2001, the combined asset level for all six portfolios was approximately $4.469 billion resulting in a fee reduction of 3.065%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.

(G) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.097% and 0.650%, respectively, for the International Index Trust, 0.125% and 0.650%, respectively, for the Small Cap Index Trust, and 0.164% and 0.690%, respectively, for the Mid Cap Index Trust and 0.090% and 0.620%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2001 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.



(H) Annualized - For period November 1, 2000 (commencement of operations) to December 31, 2000. For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Appreciation Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2000. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.700% and 1.600%, respectively. These voluntary expense reimbursements may be terminated at any time.



(I)  Formerly, Mid Cap Blend.



EXAMPLE



An owner will have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, regardless of whether the contract owner annuitized as provided in the contract, surrendered the contract or did not surrender the contract at the end of the applicable time period:



TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
Internet Technologies                                  30              91              154             325
Pacific Rim Emerging Markets                           27              83              142             301
Telecommunications                                     29              89              152             320
Science & Technology                                   28              87              147             312
International Small Cap                                32              98              167             349
Health Sciences                                        29              89              152             320
Aggressive Growth                                      28              84              144             305
Emerging Small Company                                 28              85              145             308
Small Company Blend                                    29              88              150             317
Dynamic Growth                                         28              84              144             305
Mid Cap Growth                                         30              91              154             325
Mid Cap Opportunities                                  29              89              152             320
Mid Cap Stock                                          27              82              141             298
All Cap Growth                                         27              82              141             298
Financial Services                                     27              84              142             302
Overseas                                               28              87              148             313
International Stock                                    29              89              152             320
International Value                                    29              88              149             316
Capital Appreciation                                   31              94              160             336
Strategic Opportunities (A)                            26              79              136             289
Quantitative Mid Cap                                   26              78              134             286
Small Company Value                                    29              89              152             321
Global Equity                                          27              83              141             300
Strategic Growth                                       27              83              141             300
Growth                                                 26              79              136             289
Large Cap Growth                                       26              81              138             292
All Cap Value                                          28              85              145             307
Capital Opportunities                                  27              84              143             304
Quantitative Equity                                    24              75              128             274
Blue Chip Growth                                       26              80              136             290

TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
Utilities                                              29              87              149             315
Real Estate Securities                                 25              78              134             285
Small Company Value                                    29              89              152             321
Mid Cap Value                                          28              86              146             309
Value                                                  25              78              134             285
Tactical Allocation                                    30              92              157             330
Fundamental Value                                      28              85              144             306
Growth & Income                                        25              76              130             278
U.S. Large Cap Value                                   26              80              137             291
Equity-Income                                          26              80              136             290
Income & Value                                         25              78              134             285
Balanced                                               24              75              129             275
High Yield                                             25              78              133             283
Strategic Bond                                         26              78              134             286
Global Bond                                            27              82              141             298
Total Return                                           25              78              133             283
Investment Quality Bond                                24              74              127             272
Diversified Bond                                       25              77              131             280
U.S. Government Securities                             24              74              127             271
Money Market                                           22              69              117             252
Small Cap Index                                        23              70              120             258
International Index                                    23              70              120             258
Mid Cap Index                                          23              70              120             258
Total Stock Market Index                               23              70              120             258
500 Index                                              22              69              118             253
Lifestyle Aggressive 1000                              28              86              146             310
Lifestyle Growth 820                                   27              83              142             302
Lifestyle Balanced 640                                 26              81              138             293
Lifestyle Moderate 460                                 26              79              135             287
Lifestyle Conservative 280                             25              78              133             284



(A)  Formerly, the Mid Cap Blend Trust



         For purposes of presenting the foregoing Example, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.



A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

We are an indirect subsidiary of MFC.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


         We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor Valhalla, New York 10595.

We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH America"). Manulife North America is a stock life insurance company organized under the laws of Delaware in 1979. Manulife North America's principal office is located at 500 Boylston Street, Boston, Massachusetts 02116. The principal business of Manulife North America is offering variable annuity contacts, similar to those offered by us in New York, in 48 other states, and the District of Columbia. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

         The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

                  A++ A.M. Best
                  Superior in financial strength; 1st category of 15


                  AAA Fitch
                  Highest in insurer financial strength; 1st category of 22


                  AA+ Standard & Poor's
                  Very strong in financial strength; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.

THE VARIABLE ACCOUNT

         We established the Variable Account on March 4, 1992. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has fifty-nine sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.


The Trust is a mutual fund in which the Variable Account invests.

THE TRUST


         The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust, Utilities, Health Sciences and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").



         The Trust currently has twenty-five subadvisers who manage all of the portfolios, one of which subadvisers is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.

SUBADVISER                                    PORTFOLIO
A I M Capital Management, Inc.                All Cap Growth Trust
                                              Aggressive Growth Trust

Capital Guardian Trust Company                Small Company Blend Trust
                                              U.S. Large Cap Value Trust
                                              Income & Value Trust
                                              Diversified Bond Trust

Cohen & Steers Capital Management, Inc.       Real Estate Securities Trust

Davis Select Advisers, L.P.                   Financial Services Trust
                                              Fundamental Value Trust

The Dreyfus Corporation                       All Cap Value Trust

Fidelity Management & Research Company        Strategic Opportunities Trust(A)
                                              Large Cap Growth Trust
                                              Overseas Trust

Founders Asset Management LLC                 International Small Cap Trust
                                              Balanced Trust(C)

Franklin Advisers, Inc.                       Emerging Small Company Trust

INVESCO Funds Group, Inc.                     Telecommunications Trust
                                              Mid Cap Growth Trust

Janus Capital Corporation                     Dynamic Growth Trust

Jennison Associates LLC                       Capital Appreciation Trust

Lord, Abbett & Co.                            Mid Cap Value Trust

Manufacturers Adviser Corporation             Pacific Rim Emerging Markets Trust
                                              Quantitative Equity Trust
                                              Quantitative Mid Cap Trust
                                              Money Market Trust
                                              Index Trusts
                                              Lifestyle Trusts(B)
                                              Balanced Trust(C)

Massachusetts Financial Services Company      Strategic Growth Trust
                                              Capital Opportunities Trust
                                              Utilities Trust

Miller Anderson & Sherrerd, LLP               Value Trust
                                              High Yield Trust

Brinson Advisors, Inc.                        Tactical Allocation Trust
(formerly, Mitchell Hutchins Asset
Management Inc.)

Munder Capital Management                     Internet Technologies Trust

Pacific Investment Management Company         Global Bond Trust
                                              Total Return Trust

Putnam Investment Management, L.L.C.          Mid Cap Opportunities Trust

                                              Global Equity Trust

Salomon Brothers Asset Management Inc         U.S. Government Securities Trust
                                              Strategic Bond Trust

SSgA Funds Management, Inc.                   Growth Trust
                                              Lifestyle Trusts(B)

T. Rowe Price Associates, Inc.                Science & Technology Trust
                                              Small Company Value Trust
                                              Health Sciences Trust
                                              Blue Chip Growth Trust
                                              Equity-Income Trust

T. Rowe Price International, Inc.             International Stock Trust

Templeton Investment Counsel, Inc.            International Value Trust

Wellington Management Company, LLP            Growth & Income Trust
                                              Investment Quality Bond Trust
                                              Mid Cap Stock Trust


-----------------


(A)  Formerly, the Mid Cap Blend Trust.



(B) SSgA Funds Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.



(C) A shareholders meeting has been scheduled for May 4, 2001 to approve Manufacturers Adviser Corporation as the new subadviser to the Balanced Trust. If this change is approved by shareholders, it will be effective immediately.


The following is a brief description of each portfolio:


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).


The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.


The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.


The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.


The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2 billion and $15 billion at the time of purchase.



The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. companies, with a focus on growth stocks of mid size companies.


The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities with significant capital appreciation potential, with emphasis on medium-sized companies.


The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.



The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% of the portfolio's assets are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.


The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs)). The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.


The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.



The STRATEGIC OPPORTUNITIES TRUST (formerly, the Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.



The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.



The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.



The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.


The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.


The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.



The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.


The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of the portfolio's total assets in equity and debt securities of domestic and foreign companies in the utilities industry.



The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, substantially (at least 65% of total assets) in equity securities of real estate companies, such as real estate investment trusts ("REITs").



The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Normally, the portfolio will invest at least 65% of its total assets in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.



The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolios total assets in equity securities which the subadviser believes to be undervalued in the marketplace. Normally, at least 65% of the portfolio's total assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.


The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.


The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

         If the shares of a Trust portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940
Act).

You instruct us how to vote Trust shares.

         We will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. Payments over $1 million require our approval.

PURCHASE PAYMENTS

         Your purchase payments are made to us at our Annuity Service Office. The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to make the payment.

         You designate how your purchase payment is to be allocated among the investment options.

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.

ACCUMULATION UNITS

        During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

-        Where (a) is:

         - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

         - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

Amounts invested may be transferred among investment options.

TRANSFERS AMONG INVESTMENT OPTIONS

         During the accumulation period, you may transfer amounts among the investment options at any time and without charge upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently, the Company imposes no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

         Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.

Dollar Cost Averaging and Asset Rebalancing programs are available.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

         The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

You may withdraw all or a portion of your contract value, but may incur tax liability as a result.

WITHDRAWALS

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable) and any unpaid loans (including unpaid interest). The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.


         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:


         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix C: "Qualified Plan Types")


Systematic "Income Plan" withdrawals are available.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payment made. If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is offered without charge.

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

DEATH BENEFIT DURING ACCUMULATION PERIOD


         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRA's and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular. If you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See " FEDERAL TAX MATTERS" and Appendix G "Qualified Plan Types").


         AMOUNT OF DEATH BENEFIT. If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of the purchase payment made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be greater of:

         -        the contract value or

         - the excess of the purchase payment over the sum of any amounts deducted in connection with partial withdrawals.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately, in which case the contract will terminate. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.

         - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.


         - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the purchase payment and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as an initial purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

GENERAL

         You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).


         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date. Maturity dates which occur at advanced ages, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.


         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS


         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.


         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

         The following annuity options are guaranteed to be offered in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

          The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

TRANSFERS DURING PAY-OUT PERIOD

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with New York law.

DEATH BENEFIT DURING PAY-OUT PERIOD


         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

You have a ten-day right to cancel your contract.

RIGHT TO REVIEW CONTRACT


         You may cancel the contract by returning it to our Annuity Service Office or to your registered representative within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your contract. During the first 7 days of the 10 day period we will return the purchase payment if it is greater than the amount otherwise payable.


         If you purchased the contract in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

         Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

You are entitled to exercise all rights under your contract.

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.


         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.


The "annuitant" is either you or someone you designate.

ANNUITANT

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an

"annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

The "beneficiary" is the person you designate to receive the death benefit if you die.

BENEFICIARY


         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.


MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account investment options are not securities.

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

Fixed account investment options guarantee interest of at least 3%.

         INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. In addition, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment option. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

         TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix C "Qualified Plan Types").


         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" below (see "FEDERAL TAX MATTERS
- Qualified Retirement Plans - Loans").



         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

         CHARGES. No administrative, distribution, or mortality and expense risks charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against the purchase payment, contract values or annuity payments. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks.

ADMINISTRATION FEES

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

         If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

TAXES

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contracts, or

         - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to charge you, the contract owner. For non-New York residents, state premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority.

EXPENSES OF DISTRIBUTING CONTRACTS

         MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 2.25% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION


         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.



         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL


Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.


TAX DEFERRAL DURING ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payment and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.


         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.


         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."


         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.


         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING

TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.


         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


         In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.


         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

A portion of each annuity payment is usually taxable as ordinary income.

TAXATION OF ANNUITY BENEFIT PAYMENTS


         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:


         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and


         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).


A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.


Withdrawals and annuity benefit payments prior to age 59-1/2 may incur a 10% penalty tax.


PENALTY TAX ON PREMATURE DISTRIBUTIONS


         There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the payment is:


         -        received on or after the contract owner reaches age 59-1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS


         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan.

QUALIFIED RETIREMENT PLANS


         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C to this Prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser.


         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000 and no additional purchase payments are allowed. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.


         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts. (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:


         -        received on or after the contract owner reaches age 59-1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS


         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments", and (iii) certain hardship withdrawals.


         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS


         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. THE REQUIREMENTS AND LIMITATIONS GOVERNING THE AVAILABILITY OF LOANS, INCLUDING THE MAXIMUM AMOUNT THAT A PARTICIPANT MAY TAKE AS A LOAN, ARE SUBJECT TO THE RULES IN THE CODE, IRS REGULATIONS, AND COMPANY PROCEDURES IN EFFECT AT THE TIME A LOAN IS MADE. BECAUSE THE RULES GOVERNING LOANS UNDER
SECTION 403(b) CONTRACTS ARE COMPLICATED, YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE EXERCISING THE LOAN PRIVILEGE. FAILURE TO MEET THE REQUIREMENTS FOR LOANS MAY RESULT IN ADVERSE INCOME TAX CONSEQUENCES TO YOU. THE LOAN AGREEMENT YOU SIGN WILL DESCRIBE THE RESTRICTIONS AND LIMITATIONS APPLICABLE TO THE LOAN AT THE TIME YOU APPLY.



         FEDERAL TAX LAW ALSO REQUIRES LOANS TO BE REPAID IN A CERTAIN MANNER AND OVER A CERTAIN PERIOD OF TIME. FOR EXAMPLE, LOANS GENERALLY ARE REQUIRED TO BE REPAID WITHIN 5 YEARS (EXCEPT IN CASES WHERE THE LOAN WAS USED TO ACQUIRE THE PRINCIPAL RESIDENCE OF THE PLAN PARTICIPANT), WITH REPAYMENTS MADE AT LEAST QUARTERLY AND IN SUBSTANTIALLY LEVEL AMORTIZED PAYMENTS OVER THE TERM OF THE LOAN. INTEREST WILL BE CHARGED ON YOUR LOAN AMOUNT. FAILURE TO MAKE A LOAN REPAYMENT WHEN DUE WILL RESULT IN ADVERSE INCOME TAX CONSEQUENCES TO YOU.



         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.



         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.



We may be required to withhold amounts from some payments for Federal income taxes.


FEDERAL INCOME TAX WITHHOLDING

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

We may advertise our investment performance.

PERFORMANCE DATA

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed, however, for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

We pay broker-dealers to sell the contracts.

DISTRIBUTION OF CONTRACTS

         MSS is a Delaware limited liability company that is controlled by Manulife North America. We have a 10% equity interest in MSS. MSS is the principal underwriter and exclusive distributor of the contracts. MSS also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. MSS is located at 73 Tremont Street, Boston, Massachusetts 02108.

         We have entered into an Underwriting and Distribution Agreement with MSS where we appointed MSS the principal underwriter and exclusive representative for the distribution of all insurance products and authorized MSS to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. MSS will pay distribution compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 2.25% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 9013, Boston, Massachusetts 02205-9013.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.




CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST

         As stated above under "The Trust", we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A

                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION PERIOD - The accumulation period is the period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made by the owner.

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

         BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

         THE CODE - The Internal Revenue Code of 1986, as amended.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

         FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

         GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

         INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.


         INVESTMENT OPTIONS - The investment choices available to contract owners.


         LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

         MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed. The maturity date will not be later than the annuitant's 90th birthday.

         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

         PORTFOLIO OR TRUST PORTFOLIO - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A, or 457 of the Code.

         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

         UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

         VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B

           TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT


SUB-ACCOUNT                              UNIT VALUE AT                UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR(A)              END OF YEAR                      YEAR
--------------------------------------------------------------------------------------------------------------------------
Internet Technologies
2000                                       $12.500000                   $ 6.954217                   25,350.783
Pacific Rim Emerging Markets
1998                                       $12.500000                   $ 7.656925                        0.000
1999                                         7.656925                    12.267100                   11,339.373
2000                                        12.267100                     9.126236                   12,723.686
--------------------------------------------------------------------------------------------------------------------------
Science & Technology
1998                                       $12.500000                   $19.191525                        0.000
1999                                        19.191525                    37.660683                   74,836.525
2000                                        37.660683                    24.427405                  154,703.587
--------------------------------------------------------------------------------------------------------------------------
International Small Cap
1998                                       $12.500000                   $14.687879                        0.000
1999                                        14.687879                    26.718058                    9,892.542
2000                                        26.718058                    18.618300                    33,038.69
--------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
1998                                       $12.500000                   $12.617679                        0.000
1999                                        12.617679                    16.504105                   47,183.889
2000                                        16.504105                    16.721411                   125,720.93
--------------------------------------------------------------------------------------------------------------------------
Emerging Small Company
1998                                       $12.500000                   $14.310172                        0.000
1999                                        14.310172                    24.427201                   12,455.847
2000                                        24.427201                    22.995348                   39,412.689
--------------------------------------------------------------------------------------------------------------------------
Small Company Blend
1999                                       $12.500000                   $15.895877                    7,239.531
2000                                        15.895877                    12.549695                   19,926.373
--------------------------------------------------------------------------------------------------------------------------
Dynamic Growth
2000                                       $12.500000                    $7.894008                   55,267.713
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
1999                                       $12.500000                   $12.462837                   24,423.970
2000                                        12.462837                    11.772795                   49,940.296
--------------------------------------------------------------------------------------------------------------------------
All Cap Growth
1998                                       $12.500000                   $18.869029                        0.000
1999                                        18.869029                    26.855000                   40,628.907
2000                                        26.855000                    23.566248                  330,075.447
--------------------------------------------------------------------------------------------------------------------------
Overseas
1998                                       $12.500000                   $12.168562                        0.000
1999                                        12.168562                    16.833813                   26,270.772
2000                                        16.833813                    13.458771                   74,782.263
--------------------------------------------------------------------------------------------------------------------------
International Stock
1998                                       $12.500000                   $14.265882                        0.000
1999                                        14.265882                    18.202233                   15,681.838
2000                                        18.202233                    14.938063                   58,997.979
--------------------------------------------------------------------------------------------------------------------------
International Value
1999                                       $12.500000                   $12.838100                   13,081.628
2000                                        12.838100                    11.813131                   26,479.891
--------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
2000                                       $12.500000                   $10.941194                        0.000
--------------------------------------------------------------------------------------------------------------------------
Strategic Opportunities(B)
1998                                       $12.500000                   $22.973151                      448.588
1999                                        22.973151                    28.867552                   29,850.154
2000                                        28.867552                    26.586905                    56,953.34
--------------------------------------------------------------------------------------------------------------------------
Global Equity

SUB-ACCOUNT                              UNIT VALUE AT                UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR(A)              END OF YEAR                      YEAR
--------------------------------------------------------------------------------------------------------------------------
1998                                       $12.500000                   $18.706100                    1,353.551
1999                                        18.706100                    19.073534                   28,618.022
2000                                        19.073534                    21.049744                   35,094.921
--------------------------------------------------------------------------------------------------------------------------
Growth
1998                                       $12.500000                   $20.612746                        0.000
1999                                        20.612746                    27.818889                   34,965.215
2000                                        27.818889                    19.897782                   77,470.442
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
1998                                       $12.500000                   $18.982681                        0.000
1999                                        18.982681                    23.393391                   62,551.647
2000                                        23.393391                    19.733542                  120,285.875
--------------------------------------------------------------------------------------------------------------------------
Quantitative Equity
1998                                       $12.500000                   $19.968902                        0.000
1999                                        19.968902                    24.022598                   20,577.391
2000                                        24.022598                    25.119884                   31,718.901
--------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1998                                       $12.500000                   $22.573222                      450.564
1999                                        22.573222                    26.518360                  136,324.720
2000                                        26.518360                    25.365287                  221,956.032
--------------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                              UNIT VALUE AT                UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR(A)              END OF YEAR                      YEAR
--------------------------------------------------------------------------------------------------------------------------
Real Estate Securities
1998                                       $12.500000                   $12.255908                        0.000
1999                                        12.255908                    11.090818                    3,789.517
2000                                        11.090818                    13.714476                   11,807.974
--------------------------------------------------------------------------------------------------------------------------
Small Company Value
1998                                       $12.500000                   $11.143828                        0.000
1999                                        11.143828                     11.83789                   12,958.761
2000                                         11.83789                    12.335633                   29,335.399
--------------------------------------------------------------------------------------------------------------------------
Value
1998                                       $12.500000                   $14.519332                        0.000
1999                                        14.519332                    13.883152                   29,002.081
2000                                        13.883152                    17.011828                   35,756.181
--------------------------------------------------------------------------------------------------------------------------
Tactical Allocation
2000                                       $12.500000                   $11.970334                   16,194.415
--------------------------------------------------------------------------------------------------------------------------
Growth & Income
1998                                       $12.500000                   $26.056725                      769.618
1999                                        26.056725                    30.467742                  155,039.214
2000                                        30.467742                    27.835602                  247,285.156
--------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
1999                                       $12.500000                   $12.700198                   42,362.048
2000                                        12.700198                    12.840714                   81,871.742
--------------------------------------------------------------------------------------------------------------------------
Equity-Income
1998                                       $12.500000                   $20.794388                      484.376
1999                                        20.794388                    21.149570                   53,745.789
2000                                        21.149570                    23.507739                   70,856.347
--------------------------------------------------------------------------------------------------------------------------
Income & Value
1998                                       $12.500000                   $16.824988                        0.000
1999                                        16.824988                    17.986686                   14,561.183
2000                                        17.986686                    18.566934                   25,706.781
--------------------------------------------------------------------------------------------------------------------------
Balanced
1998                                       $12.500000                   $16.377624                        0.000
1999                                        16.377624                    15.843343                   15,773.592
2000                                        15.843343                    14.130567                   34,715.321
--------------------------------------------------------------------------------------------------------------------------
High Yield
1998                                       $12.500000                   $14.008370                    1,070.053
1999                                        14.008370                    14.881850                   28,142.952
2000                                        14.881850                    13.326181                   30,809.943
--------------------------------------------------------------------------------------------------------------------------
Strategic Bond
1998                                       $12.500000                   $14.243718                    2,110.645
1999                                        14.243718                    14.321908                   13,538.080
2000                                        14.321908                    15.128283                    32,503.17
--------------------------------------------------------------------------------------------------------------------------
Global Bond
1998                                       $12.500000                   $14.814388                        0.000
1999                                        14.814388                    13.599529                    1,654.578
2000                                        13.599529                    13.602454                    9,892.372
--------------------------------------------------------------------------------------------------------------------------
Total Return
1999                                       $12.500000                    12.235367                   67,694.719
2000                                        12.235367                    13.348487                  139,843.015
--------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1998                                       $12.500000                   $13.299876                        0.000
1999                                        13.299876                    12.847911                   33,537.825
2000                                        12.847911                    13.826642                   39,894.186
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond
1998                                       $12.500000                   $14.663990                        0.000
1999                                        14.663990                    14.527388                   26,748.830
2000                                        14.527388                    15.765628                   63,838.621
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
--------------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                              UNIT VALUE AT                UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR(A)              END OF YEAR                      YEAR
--------------------------------------------------------------------------------------------------------------------------
1998                                       $12.500000                   $12.999698                      772.499
1999                                        12.999698                    12.757839                   25,710.833
2000                                        12.757839                    13.913787                   51,955.848
--------------------------------------------------------------------------------------------------------------------------
Money Market
1998                                       $12.500000                   $11.811952                        0.000
1999                                        11.811952                    12.153141                  125,080.921
2000                                        12.153141                    12.657686                   260,260.04
--------------------------------------------------------------------------------------------------------------------------
Small Cap Index
2000                                       $12.500000                   $11.577217                      363.311
--------------------------------------------------------------------------------------------------------------------------
International Index
2000                                       $12.500000                   $11.148798                      310.476
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Index
2000                                       $12.500000                   $13.250096                     1239.102
--------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
2000                                       $12.500000                   $11.123861                        0.000
--------------------------------------------------------------------------------------------------------------------------
500 Index
2000                                       $12.500000                   $11.182275                   17,862.748
--------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1998                                       $12.500000                   $14.064128                        0.000
1999                                        14.064128                    15.855076                   11,343.154
2000                                        15.855076                    14.799593                   23,563.602
--------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1998                                       $12.500000                   $14.623605                        0.000
1999                                        14.623605                    16.767184                   80,481.118
2000                                        16.767184                    16.001947                  112,390.944
--------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1998                                       $12.500000                   $14.591457                        0.000
1999                                        14.591457                    16.136115                   40,993.431
2000                                        16.136115                    16.274494                  124,591.205
--------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1998                                       $12.500000                   $15.096548                        0.000
1999                                        15.096548                    16.021927                    7,292.329
2000                                        16.021927                    16.431521                   14,462.442
--------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1998                                       $12.500000                   $14.950846                        0.000
1999                                        14.950846                    15.324704                   36,540.735
2000                                        15.324704                    16.235059                    4,839.965
--------------------------------------------------------------------------------------------------------------------------


         (A) Units under this series of contracts were first credited under the sub-accounts on November 6, 1998, except in the case of the:

         -        Small Company Blend, Mid Cap Stock, International Value, U.S.
                  Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.


         - Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index where units were first credits on May 1, 2000.



         - Capital Appreciation where units were first credited on November 1, 2000.



         (B) Formerly, the Mid Cap Blend Trust.

                                   APPENDIX C

                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.


         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. "THE COMPANY IS SEEKING APPROVAL FROM THE IRS OF THE USE OF SUCH DEATH BENEFITS IN CONTRACTS ISSUED AS IRAS. THERE IS NO ASSURANCE THAT SUCH APPROVAL WILL BE GIVEN."


         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -        made after the owner attains age 59-1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.


         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.


         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                                     PART B


                           INFORMATION REQUIRED IN A

                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                          NEW YORK SEPARATE ACCOUNT A


                                       of


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York, at the mailing address of the Annuity Service Office at P.O. 9013, Boston, MA 02205-9013 or by telephoning
(800) 551-2078.


      The date of this Statement of Additional Information is May 1, 2001.

              The Manufacturers Life Insurance Company of New York
                              100 Summit Lake Drive
                            Valhalla, New York 10595
                                 (877) 391-3748

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS


                                                                                                    Page
General Information and History..................................................................
Performance Data.................................................................................
State Premium Taxes..............................................................................
Services
         Independent Auditors....................................................................
         Servicing Agent.........................................................................
         Principal Underwriter...................................................................
Appendix A - State Premium Taxes.................................................................
Audited Financial Statements.....................................................................

                         GENERAL INFORMATION AND HISTORY

         The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of New York ("WE" or "US"). We are a stock life insurance company organized under the laws of New York in 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), a stock life insurance company established in 1979 in Delaware. The ultimate parent of Manulife North America is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Ontario, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -        redemption at the end of the time period, and

         -        not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -        ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

         -        inception date of the portfolio, or

         -        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges -mortality and expense risk fees and administrative fees) are reflected and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of this contract, November 6, 1998, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 2000



                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,          INCEPTION
   PORTFOLIO                                1 YEAR         5 YEAR        WHICHEVER IS SHORTER         DATE(A)
----------------------------------------------------------------------------------------------------------------------
Internet Technologies                        N/A             N/A               -44.37%               05/01/00
----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets               -25.60%           N/A                 7.56%               01/01/97
----------------------------------------------------------------------------------------------------------------------
Science & Technology                       -35.14%           N/A                18.23%               01/01/97
----------------------------------------------------------------------------------------------------------------------
International Small Cap                    -30.32%           N/A                 8.60%               03/04/96
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            1.32%           N/A                 7.55%               01/01/97
----------------------------------------------------------------------------------------------------------------------
Emerging Small Company                      -5.86%           N/A                16.46%               01/01/97
----------------------------------------------------------------------------------------------------------------------
Small Company Blend                        -21.05%           N/A                 0.24%               05/03/99
----------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               N/A             N/A               -36.85%               05/01/00
----------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                               -5.54%           N/A                -3.53%               05/03/99
----------------------------------------------------------------------------------------------------------------------
All Cap Growth                             -12.25%           N/A                14.03%               03/04/96
----------------------------------------------------------------------------------------------------------------------
Overseas                                   -20.05%           5.03%               5.09%               01/09/95
----------------------------------------------------------------------------------------------------------------------
International Stock                        -17.93%           N/A                 4.56%               01/01/97
----------------------------------------------------------------------------------------------------------------------
International Value                         -7.99%           N/A                -3.34%               05/03/99
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         N/A             N/A               -12.47%               11/01/00
----------------------------------------------------------------------------------------------------------------------
Strategic Opportunities(B)                  -7.90%          11.54%              14.07%               11/02/92
----------------------------------------------------------------------------------------------------------------------
Global Equity                               10.36%          10.34%              11.00%               11/02/92
----------------------------------------------------------------------------------------------------------------------
Growth                                     -28.47%           N/A                10.97%               07/15/96
----------------------------------------------------------------------------------------------------------------------
Large Cap Growth                           -15.64%           9.66%               9.37%               11/02/92
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity                          4.57%           N/A                19.06%               01/01/97
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                            -4.35%          17.04%              11.49%               12/11/92
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities                      23.66%           N/A                 2.35%               01/01/97
----------------------------------------------------------------------------------------------------------------------
Small Company Value                          4.20%           N/A                -0.41%               10/01/97
----------------------------------------------------------------------------------------------------------------------
Value                                       22.54%           N/A                 8.01%               01/01/97
----------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          N/A             N/A                -4.24%               05/01/00
----------------------------------------------------------------------------------------------------------------------
Growth & Income                             -8.64%          15.98%              14.49%               11/02/92
----------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                         1.11%           N/A                 1.63%               05/03/99
----------------------------------------------------------------------------------------------------------------------
Equity-Income                               11.15%          12.80%              12.10%               02/19/93
----------------------------------------------------------------------------------------------------------------------
Income & Value                               3.23%           9.02%               8.54%               11/02/92
----------------------------------------------------------------------------------------------------------------------
Balanced                                    10.81%           N/A                 3.11%               01/01/97
----------------------------------------------------------------------------------------------------------------------
High Yield                                 -10.45%           N/A                 1.61%               01/01/97
----------------------------------------------------------------------------------------------------------------------
Strategic Bond                               5.63%           5.44%               5.40%               02/19/93
----------------------------------------------------------------------------------------------------------------------

                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,          INCEPTION
   PORTFOLIO                                1 YEAR         5 YEAR        WHICHEVER IS SHORTER         DATE(A)
----------------------------------------------------------------------------------------------------------------------
Global Bond                                 0.02%           1.81%                 4.58%              11/02/92
----------------------------------------------------------------------------------------------------------------------
Total Return                                9.10%            N/A                  4.02%              05/03/99
----------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                     7.62%           3.90%                 4.81%              11/02/92
----------------------------------------------------------------------------------------------------------------------
Diversified Bond                            8.52%           6.20%                 6.31%              11/02/92
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                  9.06%           4.19%                 4.62%              11/02/92
----------------------------------------------------------------------------------------------------------------------
Money Market                                4.15%           3.43%                 2.98%              11/02/92
----------------------------------------------------------------------------------------------------------------------
Small Cap Index                              N/A             N/A                 -7.38%              05/01/00
----------------------------------------------------------------------------------------------------------------------
International Index                          N/A             N/A                -10.81%              05/01/00
----------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                N/A             N/A                  6.00%              05/01/00
----------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     N/A             N/A                -11.01%              05/01/00
----------------------------------------------------------------------------------------------------------------------
500 Index                                    N/A             N/A                -10.54%              05/01/00
----------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                  -6.66%            N/A                  4.34%              01/07/97
----------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                       -4.56%            N/A                  6.40%              01/07/97
----------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                      0.86%            N/A                  6.85%              01/07/97
----------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                      2.56%            N/A                  7.11%              01/07/97
----------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                  5.94%            N/A                  6.79%              01/07/97
----------------------------------------------------------------------------------------------------------------------



(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.



(B)  Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000



                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,          INCEPTION
   PORTFOLIO                                1 YEAR          5 YEAR        WHICHEVER IS SHORTER         DATE
-----------------------------------------------------------------------------------------------------------------
Internet Technologies                        N/A             N/A               -44.37%               05/01/00
-----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets (A)           -25.60%          -4.79%              -3.34%               10/04/94
-----------------------------------------------------------------------------------------------------------------
Science & Technology                       -35.14%           N/A                18.23%               01/01/97
-----------------------------------------------------------------------------------------------------------------
International Small Cap                    -30.32%           N/A                 8.60%               03/04/96
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth                            1.32%           N/A                 7.55%               01/01/97
-----------------------------------------------------------------------------------------------------------------
Emerging Small Company                      -5.86%           N/A                16.46%               01/01/97
-----------------------------------------------------------------------------------------------------------------
Small Company Blend                        -21.05%           N/A                 0.24%               05/03/99
-----------------------------------------------------------------------------------------------------------------
Dynamic Growth                               N/A             N/A               -36.85%               05/01/00
-----------------------------------------------------------------------------------------------------------------
Mid Cap Stock                               -5.54%           N/A                -3.53%               05/03/99
-----------------------------------------------------------------------------------------------------------------
All Cap Growth                             -12.25%           N/A                14.03%               03/04/96
-----------------------------------------------------------------------------------------------------------------
Overseas                                   -20.05%           5.03%               5.09%               01/09/95
-----------------------------------------------------------------------------------------------------------------
International Stock                        -17.93%           N/A                 4.56%               01/01/97
-----------------------------------------------------------------------------------------------------------------
International Value                         -7.99%           N/A                -3.34%               05/03/99
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation                         N/A             N/A               -12.47%               11/01/00
-----------------------------------------------------------------------------------------------------------------
Strategic Opportunities (C)                 -7.90%          11.54%              12.83%(B)            06/18/85
-----------------------------------------------------------------------------------------------------------------
Global Equity                               10.36%          10.34%               9.40%(B)            03/18/88
-----------------------------------------------------------------------------------------------------------------
Growth                                     -28.47%           N/A                10.97%               07/15/96
-----------------------------------------------------------------------------------------------------------------
Large Cap Growth                           -15.64%           9.66%              10.08%(B)            08/03/89
-----------------------------------------------------------------------------------------------------------------
Quantitative Equity (A)                      4.57%          18.29%              15.25%(B)            04/30/87
-----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                            -4.35%          17.04%              11.49%               12/11/92
-----------------------------------------------------------------------------------------------------------------
Real Estate Securities (A)                  23.66%           7.25%              11.87%(B)            04/30/87
-----------------------------------------------------------------------------------------------------------------
Small Company Value                          4.20%           N/A                -0.41%               10/01/97
-----------------------------------------------------------------------------------------------------------------
Value                                       22.54%           N/A                 8.01%               01/01/97
-----------------------------------------------------------------------------------------------------------------
Tactical Allocation                          N/A             N/A                -4.24%               05/01/00
-----------------------------------------------------------------------------------------------------------------
Growth & Income                             -8.64%          15.98%              13.64%               04/23/91
-----------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                         1.11%           N/A                 1.63%               05/03/99
-----------------------------------------------------------------------------------------------------------------
Equity-Income                               11.15%          12.80%              12.10%               02/19/93
-----------------------------------------------------------------------------------------------------------------
Income & Value                               3.23%           9.02%               9.30%(B)            08/03/89
-----------------------------------------------------------------------------------------------------------------
Balanced                                    10.81%           N/A                 3.11%               01/01/97
-----------------------------------------------------------------------------------------------------------------
High Yield                                 -10.45%           N/A                 1.61%               01/01/97
-----------------------------------------------------------------------------------------------------------------

                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,          INCEPTION
   PORTFOLIO                               1 YEAR          5 YEAR        WHICHEVER IS SHORTER         DATE(A)
-----------------------------------------------------------------------------------------------------------------
Strategic Bond                              5.63%           5.44%                5.40%               02/19/93
-----------------------------------------------------------------------------------------------------------------
Global Bond                                 0.02%           1.81%                5.13%(B)            03/18/88
-----------------------------------------------------------------------------------------------------------------
Total Return                                9.10%            N/A                 4.02%               05/03/99
-----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                     7.62%           3.90%                5.69%(B)            06/18/85
-----------------------------------------------------------------------------------------------------------------
Diversified Bond                            8.52%           6.20%                7.20%(B)            08/03/89
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                  9.06%           4.19%                5.33%(B)            03/18/88
-----------------------------------------------------------------------------------------------------------------
Money Market                                4.15%           3.43%                2.98%(B)            06/18/85
-----------------------------------------------------------------------------------------------------------------
Small Cap Index                              N/A             N/A                -7.38%               05/01/00
-----------------------------------------------------------------------------------------------------------------
International Index                          N/A             N/A               -10.81%               05/01/00
-----------------------------------------------------------------------------------------------------------------
Mid Cap Index                                N/A             N/A                 6.00%               05/01/00
-----------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     N/A             N/A               -11.01%               05/01/00
-----------------------------------------------------------------------------------------------------------------
500 Index                                    N/A             N/A               -10.54%               05/01/00
-----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                  -6.66%            N/A                 4.34%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                       -4.56%            N/A                 6.40%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                      0.86%            N/A                 6.85%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                      2.56%            N/A                 7.11%               01/07/97
-----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                  5.94%            N/A                 6.79%               01/07/97
-----------------------------------------------------------------------------------------------------------------


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B)  10 year average annual return.



(C)  Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2000



                                                                            SINCE INCEPTION
                                                                               OR 10 YEARS,          INCEPTION
   PORTFOLIO                                 1 YEAR         5 YEAR        WHICHEVER IS SHORTER         DATE
---------------------------------------------------------------------------------------------------------------------
Internet Technologies                         N/A             N/A               -44.37%              05/01/00
---------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets (A)            -25.60%          -4.79%              -3.34%              10/04/94
---------------------------------------------------------------------------------------------------------------------
Science & Technology                        -35.14%           N/A                18.23%              01/01/97
---------------------------------------------------------------------------------------------------------------------
International Small Cap                     -30.32%           N/A                 8.60%              03/04/96
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth                             1.32%           N/A                 7.55%              01/01/97
---------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -5.86%           N/A                16.46%              01/01/97
---------------------------------------------------------------------------------------------------------------------
Small Company Blend                         -21.05%           N/A                 0.24%              05/03/99
---------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                N/A             N/A               -36.85%              05/01/00
---------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -5.54%           N/A                -3.53%              05/03/99
---------------------------------------------------------------------------------------------------------------------
All Cap Growth                              -12.25%           N/A                14.03%              03/04/96
---------------------------------------------------------------------------------------------------------------------
Overseas                                    -20.05%           5.03%               5.09%              01/09/95
---------------------------------------------------------------------------------------------------------------------
International Stock                         -17.93%           N/A                 4.56%              01/01/97
---------------------------------------------------------------------------------------------------------------------
International Value                          -7.99%           N/A                -3.34%              05/03/99
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation                          N/A             N/A               -12.47%              11/01/00
---------------------------------------------------------------------------------------------------------------------
Strategic Opportunities (C)                  -7.90%          11.54%              12.83%(B)           06/18/85
---------------------------------------------------------------------------------------------------------------------
Global Equity                                10.36%          10.34%               9.40%(B)           03/18/88
---------------------------------------------------------------------------------------------------------------------
Growth                                      -28.47%           N/A                10.97%              07/15/96
---------------------------------------------------------------------------------------------------------------------
Large Cap Growth                            -15.64%           9.66%              10.08%(B)           08/03/89
---------------------------------------------------------------------------------------------------------------------
Quantitative Equity (A)                       4.57%          18.29%              15.25%(B)           04/30/87
---------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -4.35%          17.04%              11.49%              12/11/92
---------------------------------------------------------------------------------------------------------------------
Real Estate Securities (A)                   23.66%           7.25%              11.87%(B)           04/30/87
---------------------------------------------------------------------------------------------------------------------
Small Company Value                           4.20%           N/A                -0.41%              10/01/97
---------------------------------------------------------------------------------------------------------------------
Value                                        22.54%           N/A                 8.01%              01/01/97
---------------------------------------------------------------------------------------------------------------------
Tactical Allocation                           N/A             N/A                -4.24%              05/01/00
---------------------------------------------------------------------------------------------------------------------
Growth & Income                              -8.64%          15.98%              13.64%              04/23/91
---------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          1.11%           N/A                 1.63%              05/03/99
---------------------------------------------------------------------------------------------------------------------
Equity-Income                                11.15%          12.80%              12.10%              02/19/93
---------------------------------------------------------------------------------------------------------------------
Income & Value                                3.23%           9.02%               9.30%(B)           08/03/89
---------------------------------------------------------------------------------------------------------------------
Balanced                                     10.81%           N/A                 3.11%              01/01/97
---------------------------------------------------------------------------------------------------------------------
High Yield                                  -10.45%           N/A                 1.61%              01/01/97
---------------------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                              OR 10 YEARS,          INCEPTION
   PORTFOLIO                                1 YEAR          5 YEAR        WHICHEVER IS SHORTER        DATE(A)
---------------------------------------------------------------------------------------------------------------------
Strategic Bond                               5.63%           5.44%               5.40%               02/19/93
---------------------------------------------------------------------------------------------------------------------
Global Bond                                  0.02%           1.81%               5.13%(B)            03/18/88
---------------------------------------------------------------------------------------------------------------------
Total Return                                 9.10%            N/A                4.02%               05/03/99
---------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                      7.62%           3.90%               5.69%(B)            06/18/85
---------------------------------------------------------------------------------------------------------------------
Diversified Bond                             8.52%           6.20%               7.20%(B)            08/03/89
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                   9.06%           4.19%               5.33%(B)            03/18/88
---------------------------------------------------------------------------------------------------------------------
Money Market                                 4.15%           3.43%               2.98%(B)            06/18/85
---------------------------------------------------------------------------------------------------------------------
Small Cap Index                               N/A             N/A               -7.38%               05/01/00
---------------------------------------------------------------------------------------------------------------------
International Index                           N/A             N/A              -10.81%               05/01/00
---------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 N/A             N/A                6.00%               05/01/00
---------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                      N/A             N/A              -11.01%               05/01/00
---------------------------------------------------------------------------------------------------------------------
500 Index                                     N/A             N/A              -10.54%               05/01/00
---------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                   -6.66%            N/A                4.34%               01/07/97
---------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                        -4.56%            N/A                6.40%               01/07/97
---------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       0.86%            N/A                6.85%               01/07/97
---------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                       2.56%            N/A                7.11%               01/07/97
---------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                   5.94%            N/A                6.79%               01/07/97
---------------------------------------------------------------------------------------------------------------------


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B)  10 year average annual return.



(C)  Formerly, Mid Cap Blend.



                                   **********

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                               STATE PREMIUM TAXES

         New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners.

                                    SERVICES

INDEPENDENT AUDITORS


         The audited financial statements of the Company at December 31, 2000 and 1999 and for the three years in the period ended December 31, 2000 and of the Variable Account at December 31, 2000 and for the two years in the period ended December 31, 2000 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


         Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT

         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

          -    daily updates on:

               -    accumulation unit values,

               -    variable annuity participants and transactions, and

               -    agent production and commissions;

          -    semimonthly commission statements;

          - monthly summaries of agent production and daily transaction reports;

          -    semiannual statements for contract owners; and

          -    annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


         Manufacturers Securities Services, LLC, ("MSS") the successor to NASL Financial Services, Inc., is a Delaware limited liability company controlled by Manulife North America. MSS serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 2000, 1999 and 1998 was $18,336,236, $15,407,826 and $12,640,836, respectively. MSS did not retain any of these amounts during such periods.

                                   APPENDIX A

STATE PREMIUM TAXES

         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.


                                                         TAX RATE
                                           -------------------------------------
                                           QUALIFIED               NON-QUALIFIED
STATE                                      CONTRACTS                 CONTRACTS
--------------------------------------------------------------------------------
CALIFORNIA                                    0.50%                     2.35%
MAINE                                         0.00%                     2.00%
NEVADA                                       .0.00%                     3.50%
PUERTO RICO                                   1.00%                     1.00%
SOUTH DAKOTA*                                .0.00%                     1.25%
WEST VIRGINIA                                 1.00%                     1.00%
WYOMING                                       0.00%                     1.00%


* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                          AUDITED FINANCIAL STATEMENTS

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York
Years ended December 31, 2000, 1999 and 1998

              The Manufacturers Life Insurance Company of New York

                          Audited Financial Statements


                  Years ended December 31, 2000, 1999 and 1998




                                    CONTENTS

Report of Independent Auditors..............................................   1

Audited Financial Statements

Balance Sheets..............................................................   2
Statements of Income........................................................   3
Statements of Changes in Shareholder's Equity...............................   4
Statements of Cash Flows....................................................   5
Notes to Financial Statements...............................................   6

                         Report of Independent Auditors


The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York


We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York ("the Company") as of December 31, 2000 and 1999, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.



                                             Ernst & Young LLP


Boston, Massachusetts
February 16, 2001

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS


AS AT DECEMBER 31
ASSETS ($ thousands)                                                      2000             1999
-----------------------------------------------------------------------------------------------
INVESTMENTS:
   Fixed maturity securities available-for-sale, at fair value
   (amortized cost: 2000, $114,333; 1999, $125,429)                $   114,188      $   122,301
   Investment in unconsolidated affiliate                                  200              175
   Policy loans                                                          2,320              930
   Short-term investments                                               48,200           41,311
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                  $   164,908      $   164,717
-----------------------------------------------------------------------------------------------
Cash and cash equivalents                                                   --            7,093
Accrued investment income                                                3,277            3,036
Deferred acquisition costs                                              59,605           50,476
Federal income tax recoverable from affiliates                           1,000               --
Other assets                                                               518              456
Receivable for undelivered securities                                    6,700               --
Separate account assets                                              1,165,991        1,119,103
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       $ 1,401,999      $ 1,344,881
===============================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY ($ THOUSANDS)
-----------------------------------------------------------------------------------------------
LIABILITIES:
   Policyholder liabilities and accruals                           $   128,551      $   131,104
   Payable to affiliates                                                 3,079            3,825
   Deferred income taxes                                                 6,129            4,382
   Cash overdraft                                                        1,312               --
   Other liabilities                                                     7,307            5,258
   Separate account liabilities                                      1,165,991        1,119,103
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  $ 1,312,369      $ 1,263,672
-----------------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY:
   Common stock                                                    $     2,000      $     2,000
   Additional paid-in capital                                           72,706           72,706
   Retained earnings                                                    15,435            8,947
   Accumulated other comprehensive loss                                   (511)          (2,444)
-----------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY                                         $    89,630      $    81,209
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                         $ 1,401,999      $ 1,344,881
===============================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME



FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                         2000          1999          1998
------------------------------------------------------------------------------------------------------

REVENUES:
     Fees from separate accounts and policyholder liabilities     $ 19,151      $ 14,670      $ 10,961
     Premiums                                                          258           175            --
     Net investment income                                          21,054        16,944         9,786
     Net realized investment (losses) gains                         (1,319)         (222)          713
------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                     $ 39,144      $ 31,567      $ 21,460
------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                             $ 10,336      $  6,613      $  4,603
     Amortization of deferred acquisition costs                      7,770         4,287         4,849
     Other insurance expenses                                       14,772        11,834        10,359
------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                       $ 32,878      $ 22,734      $ 19,811
------------------------------------------------------------------------------------------------------
INCOME BEFORE INCOME TAXES                                        $  6,266      $  8,833      $  1,649
------------------------------------------------------------------------------------------------------
INCOME TAX (BENEFIT) EXPENSE                                      $   (222)     $  3,095      $    576
------------------------------------------------------------------------------------------------------
NET INCOME                                                        $  6,488      $  5,738      $  1,073
======================================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY




                                                                      ACCUMULATED
                                                                         OTHER         TOTAL
                               COMMON     ADDITIONAL      RETAINED   COMPREHENSIVE  SHAREHOLDER'S
($ thousands)                  STOCK    PAID-IN CAPITAL   EARNINGS   INCOME (LOSS)     EQUITY
-------------------------------------------------------------------------------------------------

Balance, January 1, 1998       $2,000     $   72,531      $  2,136     $  1,095       $  77,762
Capital contribution               --            175            --           --             175
Comprehensive income               --             --         1,073          357           1,430
-------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1998     $2,000     $   72,706      $  3,209     $  1,452       $  79,367
-------------------------------------------------------------------------------------------------
Comprehensive income (loss)        --             --         5,738       (3,896)          1,842
-------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999     $2,000     $   72,706      $  8,947     $ (2,444)      $  81,209
-------------------------------------------------------------------------------------------------
Comprehensive income               --             --         6,488        1,933           8,421
-------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000     $2,000     $   72,706      $ 15,435     $   (511)      $  89,630
=================================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS


FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                        2000           1999           1998
--------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:
Net income                                                      $   6,488      $   5,738      $   1,073
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
     Amortization of bond discount and premium                         79            585            434
     Net realized investment losses (gains)                         1,319            222           (713)
     Provision for deferred income tax                              1,454          1,857          1,153
     Amortization of deferred acquisition costs                     7,770          4,287          4,849
     Policy acquisition costs deferred                            (17,673)       (15,604)       (14,515)
     Benefits to policyholders                                     10,336          6,613          4,603
     Changes in assets and liabilities:
         Accrued investment income                                   (241)            37           (672)
         Federal income tax recoverable from affiliates            (1,000)            --             --
         Other assets                                                 (62)         1,378         (1,603)
         Payable to affiliates                                       (746)          (289)          (231)
         Other liabilities                                          2,049          3,315            956
--------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES             $   9,773      $   8,139      $  (4,666)
--------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed maturity securities sold, matured or repaid               $ 109,657      $  73,626      $  30,591
Fixed maturity securities purchased                               (99,945)       (78,960)       (24,500)
Net change in investment in unconsolidated affiliates                 (25)            --             --
Net change in short-term investments                               (6,886)       (31,279)           (34)
Policy loans advanced, net                                         (1,390)          (378)          (154)
Net change in receivable for undelivered securities                (6,700)            --             --
--------------------------------------------------------------------------------------------------------
CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES                 $  (5,289)     $ (36,991)     $   5,903
--------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Deposits to policyholder funds                                  $  54,403      $  50,351      $  14,212
Return of policyholder funds                                      (67,292)       (20,352)       (10,934)
--------------------------------------------------------------------------------------------------------
CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES                 $ (12,889)     $  29,999      $   3,278
--------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS:
(Decrease) Increase during the year                             $  (8,405)     $   1,147      $   4,515
Balance, beginning of year                                          7,093          5,946          1,431
--------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                            $  (1,312)     $   7,093      $   5,946
========================================================================================================

The accompanying notes are an integral part of these financial statements.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                            (IN THOUSANDS OF DOLLARS)


1.       ORGANIZATION

         The Manufacturers Life Insurance Company of New York (hereinafter referred to as "the Company") is a stock life insurance company which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department ("the Department") granted the Company a license to operate on July 22, 1992. The Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America (hereinafter referred to as "MNA"), which is, in turn, a wholly-owned subsidiary of Manulife-Wood Logan Holding Co., Inc. (hereinafter referred to as "MWLH"). MWLH is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"); prior to June 1, 1999, MLI indirectly owned 85% of MWLH, and minority shareholders associated with MWLH owned the remaining 15%. MLI is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company. MFC and its subsidiaries are known collectively as "Manulife Financial."

         The Company issues individual and group annuity and individual life insurance contracts (collectively, the contracts) in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account or a noninsulated separate account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invests in either the shares of various portfolios of the Manufacturers Investment Trust (hereinafter referred to as "MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in open-end investment management companies offered and managed by unaffiliated third parties.

         Manufacturers Securities Services, LLC ("MSS"), an affiliate of the Company, is the investment advisor to MIT, the principal underwriter for the variable contracts and exclusive distributor of all contracts issued by the Company.

         Marketing services for the sale of all contracts issued by the Company and other services are provided by certain affiliates of the Company pursuant to an Administrative Services Agreement and an Investment Services Agreement between the Company and MLI. Currently, services are provided by MLI, MWLH, MNA and The Manufacturers Life Insurance Company
         (USA) ("ManUSA").

         On October 31, 1998, the Company received a 10% interest in the members' equity of MSS from MNA, the managing member of MSS. The Company treated the receipt of its equity interest as a contribution to paid-in capital of $175. In March 2000, the Company's investment in MSS increased by an additional $25.

2.       SIGNIFICANT ACCOUNTING POLICIES

      a) BASIS OF PRESENTATION

         The accompanying financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP").

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.


      b) INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes and deferred acquisition costs. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days as at the date of acquisition, are reported at amortized cost, which approximates fair value.

      c) CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

      d) DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses which vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally

      d) DEFERRED ACQUISITION COSTS ("DAC") (CONTINUED)

         in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional non-participating individual insurance policies is charged to expense over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year end, DAC is adjusted for the impact on estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed.

      e) POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities equal the policyholder account value for the fixed portion of annuity contracts and for investment pension contracts with no substantial mortality risk. Account values are increased for deposits received and interest credited, and are reduced by withdrawals. For traditional nonparticipating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

      f) SEPARATE ACCOUNTS

         Separate account assets and liabilities that are reported in the accompanying balance sheets represent investments in either MIT, which are mutual funds that are separately administered for the exclusive benefit of the policyholders of the Company and its affiliates, or open-end investment management companies offered and managed by unaffiliated third parties, which are mutual funds that are separately administered for the benefit of the Company's policyholders and other contract owners. These assets and liabilities are reported at fair value. The policyholders, rather than the Company, bear the investment risk. The operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder funds are included in revenues.

      g) REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, and surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional nonparticipating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting.

      h) POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for annuity contracts and investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

      i) INCOME TAXES

         Income taxes have been provided using the liability method in accordance with SFAS No. 109, "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

3.       INVESTMENTS AND INVESTMENT INCOME

      a) FIXED-MATURITY SECURITIES

         At December 31, 2000 and 1999, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                                                                            GROSS
                                                                        GROSS             UNREALIZED
         AS AT DECEMBER 31                  AMORTIZED     COST     UNREALIZED GAINS         LOSSES              FAIR VALUE
         ($ thousands)                         2000       1999      2000      1999      2000       1999       2000       1999
         ----------------------------------------------------------------------------------------------------------------------
         U.S. government                    $ 39,529    $ 21,147   $  364    $   --   $    (5)   $  (536)   $ 39,888   $ 20,611
         Corporate securities                 66,950      92,532      591       122    (1,076)    (2,486)     66,465     90,168
         Mortgage-backed securities            6,796       8,278        6        27       (26)      (184)      6,776      8,121
         Foreign governments                      --       2,414       --        23        --         --          --      2,437
         States/political subdivisions         1,058       1,058        1        --        --        (94)      1,059        964
         ----------------------------------------------------------------------------------------------------------------------
         TOTAL FIXED-MATURITY SECURITIES    $114,333    $125,429   $  962    $  172   $(1,107)   $(3,300)   $114,188   $122,301
         ----------------------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed-maturity securities during 2000 were $54,082 (1999, $60,595; 1998, $17,985). Gross gains of $245 and gross losses of $1,550 were realized on those sales (gross gains and losses were $301 and $523 for 1999; and $715 and $2 for 1998, respectively).

      a) FIXED-MATURITY SECURITIES (CONTINUED)

         The contractual maturities of fixed-maturity securities at December 31, 2000 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

         ($ thousands)                         AMORTIZED COST    FAIR VALUE
         ------------------------------------------------------------------
         FIXED-MATURITY SECURITIES
            One year or less                      $ 46,029        $ 46,090
            Greater than 1; up to 5 years           33,186          33,398
            Greater than 5; up to 10 years          18,244          18,547
            Due after 10 years                      10,078           9,377
            Mortgage-backed securities               6,796           6,776
         ------------------------------------------------------------------
         TOTAL FIXED-MATURITY SECURITIES          $114,333        $114,188
         ------------------------------------------------------------------

         Fixed-maturity securities with a fair value of $437 and $438 at December 31, 2000 and 1999, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

      b) INVESTMENT INCOME

         Income by type of investment was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                           2000          1999          1998
         -------------------------------------------------------------------------
         Fixed-maturity securities           $  7,910      $  8,147      $  8,338
         Other invested assets                 10,053         7,476           830
         Short-term investments                 3,228         1,443           762
         -------------------------------------------------------------------------
         Gross investment income               21,191        17,066         9,930
         -------------------------------------------------------------------------
         Investment expenses                     (137)         (122)         (144)
         -------------------------------------------------------------------------
         NET INVESTMENT INCOME               $ 21,054      $ 16,944      $  9,786
         =========================================================================

         The Company includes income earned from its equity investment in MSS in the other invested assets category. Income earned from the Company's investment in MSS was $9,970, $7,453 and $813 for the years ended December 31, 2000, 1999 and 1998, respectively.

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                      2000         1999         1998
         ----------------------------------------------------------------------------------

         NET INCOME                                      $ 6,488      $ 5,738      $ 1,073
         ----------------------------------------------------------------------------------
         OTHER COMPREHENSIVE INCOME (LOSS), NET OF
         TAX:
           Unrealized holding gains (losses) arising
           during the year                                 1,076       (4,038)         820
           Less:
           Reclassification adjustment for realized
           (losses) gains included in net income            (857)        (142)         463
         ----------------------------------------------------------------------------------
         Other comprehensive  income (loss)                1,933       (3,896)         357
         ----------------------------------------------------------------------------------
         COMPREHENSIVE INCOME                            $ 8,421      $ 1,842      $ 1,430
         ==================================================================================

         Other comprehensive income (loss) is reported net of income taxes (benefit) of $293, $(1,088) and $192 for 2000, 1999 and 1998, respectively.

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                   2000          1999          1998
         ---------------------------------------------------------------------------------
         Balance at January 1                        $ 50,476      $ 36,831      $ 28,364
         Capitalization                                17,673        15,604        14,515
         Amortization                                  (7,770)       (4,287)       (4,849)
         Effect of net unrealized (gains) losses
              on securities available-for-sale           (774)        2,328        (1,199)
         ---------------------------------------------------------------------------------
         BALANCE AT DECEMBER 31                      $ 59,605      $ 50,476      $ 36,831
         =================================================================================

6.       INCOME TAXES

         The components of income tax (benefit) expense were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                          2000         1999        1998
         ---------------------------------------------------------------------
         Current (benefit) expense           $(1,676)     $ 1,238     $  (577)
         Deferred expense                      1,454        1,857       1,153
         ---------------------------------------------------------------------
         TOTAL (BENEFIT) EXPENSE             $  (222)     $ 3,095     $   576
         =====================================================================

         Included in the current benefit for 2000 is a $1,869 one time reduction of tax expense for periods prior to 2000. This resulted from a new IRS technical memorandum clarifying the treatment of dividends received deduction for Separate Accounts. The tax benefit pertaining to 2000 earnings is $560.

         Components of the Company's net deferred tax liability are as follows:

         AS AT DECEMBER 31
         ($ thousands)                                                 2000         1999
         --------------------------------------------------------------------------------
         DEFERRED TAX ASSETS:
            Reserves                                                $   961      $   708
            Net operating loss carryforwards                          1,811           --
            Net capital loss carryforwards                              540           --
            Unrealized losses on securities available-for-sale          183          963
         --------------------------------------------------------------------------------
         Gross deferred tax assets:                                   3,495        1,671
            Valuation allowance                                        (171)        (657)
         --------------------------------------------------------------------------------
         Net deferred tax assets                                      3,324        1,014
         --------------------------------------------------------------------------------
         DEFERRED TAX LIABILITIES:
            Deferred acquisition costs                               (8,782)      (5,147)
            Other                                                      (671)        (249)
         --------------------------------------------------------------------------------
         Total deferred tax liabilities                              (9,453)      (5,396)
         --------------------------------------------------------------------------------
         NET DEFERRED TAX LIABILITY                                 $(6,129)     $(4,382)
         ================================================================================

         As of December 31, 2000 and 1999, the Company had unrealized capital losses in its available for sale portfolio. Under federal tax law, utilization of these capital losses, when realized, is limited to use as an offset against capital gains. The Company believes that it is more likely than not that it will be unable to realize the benefit of the full deferred tax asset related to the net unrealized capital losses. The Company has therefore established a valuation allowance for the amount in excess of the available capital gains at each balance sheet date. The Company believes that it will realize the full benefit of its remaining deferred tax assets.

         The Company participates as a member of the MWLH-affiliated group, filing a consolidated federal income tax return. The Company files a separate State of New York return. The method of allocation between the companies is subject to a tax-sharing agreement under which the tax liability is allocated to each member of the group on a pro rata basis based on the relationship that the member's tax liability (computed on a separate-return basis) bears to the tax liability of the consolidated group. The tax charge to the Company will not be more than the Company would have paid on a separate-return basis. Settlements of taxes are made periodically with the parent.

         The Company received refunds of $420 and $719 in 2000 and 1999, respectively, and made a tax payment of $1,121 in 1998.

         At December 31, 2000, the Company has operating loss carryforwards of $5,174 that expire in 2015.

7.       SHAREHOLDER'S EQUITY

         The Company has one class of common stock:

         AS AT DECEMBER 31
         ($ thousands)                                          2000        1999
         -----------------------------------------------------------------------
         AUTHORIZED, ISSUED AND OUTSTANDING:
             2,000,000 Common shares, par value $1            $2,000      $2,000
         -----------------------------------------------------------------------

         The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

         The aggregate statutory capital and surplus of the Company at December 31, 2000 was $60,485 (1999, $63,470). The aggregate statutory net
         (loss) income of the Company for the year ended 2000 was $(3,010); [1999 - $932, 1998 - $(5,678)]. State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP in the United States followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, nonadmitted asset balances and reserves.

8.       REINSURANCE

         The Company has treaties with eight reinsurers, seven unaffiliated and one affiliated, to reinsure any face amounts in excess of $100 for its traditional nonparticipating insurance products. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. To date, there have been no reinsurance recoveries under these agreements.

         Effective July 1, 2000, the Company entered into deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. During 2000, the Company incurred $395 in reinsurance costs. The agreements have a term of fifteen years; at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

9.       RELATED-PARTY TRANSACTIONS

         The Company utilizes various services provided by MLI and affiliates, such as legal, personnel, investment accounting and other corporate services. Pursuant to a plan of operations, all intercompany expenses are billed through MLI. For the years ended December 31, 2000, 1999 and 1998, MLI billed the Company expenses of $9,101, $6,595 and $4,775, respectively. At December 31, 2000 and 1999, the Company had a net liability to MLI of $2,407 and $2,664, respectively, for those services.

         All commissions are paid to MSS by the Company, and MWL marketing services expenses are paid by MLI, who is then reimbursed by the Company. Underwriting commissions and marketing services expense of $21,868, $19,575, and $17,838 was incurred during the years ended December 31, 2000, 1999, and 1998, respectively. At December 31, 2000 and 1999, the Company had a net liability of $672 and $1,161, respectively, for these services. In addition, the Company has a receivable from MSS relating to distributions of $967 and $727, which are included in accrued investment income at December 31, 2000, and 1999, respectively.

         The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial conditions or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation (see also Notes 1, 6, 8, 11 and 14 for additional related-party transactions).

10.      BORROWED MONEY

         The Company has an unsecured line of credit with State Street Bank and Trust in the amount of $5,000, bearing interest rates which vary based upon changes in the bank's money market rate. There were no outstanding advances under the line of credit at December 31, 2000 and 1999.

11.      EMPLOYEE BENEFITS

      a) RETIREMENT PLAN

         The Company participates in a noncontributory pension plan; which is sponsored by the Company's indirect parent ManUSA. The Cash Balance Plan ("the Plan") provides pension benefits based on length of service and interest credits are a function of interest rate levels. Pension benefits are provided to those participants after three years of vesting service, and the normal retirement benefit is actuarially equivalent to the cash balance account at normal retirement date. The normal form of payment under the Plan is a life annuity, with various optional forms available.

      a) RETIREMENT PLAN (CONTINUED)

         Actuarial valuation of accumulated plan benefits are based on projected salaries and best estimates of investment yields on plan assets, mortality of participants, employee termination and ages at retirement. Pension costs relating to current service and amortization of experience gains and losses are amortized to income over the estimated average remaining service lives of the participants. No pension expense was recognized by the sponsor in 2000, 1999 or 1998 because the plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 2000, the projected benefit obligation based on an assumed interest rate of 7.25% was $51,854. The fair value of plan assets is $80,982.

      b) 401(k) PLAN

         The Company participates in a defined contribution 401(k) Savings Plan sponsored by ManUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The costs associated with the Plan were charged to the Company and were not material.

      c) OTHER POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plan, the Company participates in the postretirement benefit plan of ManUSA, which provides retiree medical and life insurance benefits to those who have attained age 55, with 10 or more years of service. The plan provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered dependents reach age 65, Medicare provides primary coverage and the plan provides secondary coverage. There is no contribution for post-age 65 coverage, and no contributions are required for retirees for life insurance coverage. The plan is unfunded.

         The postretirement benefit cost of the Company, which includes the expected cost of post-retirement benefits for newly eligible employees and for vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience is accounted for by the plan sponsor, ManUSA.

12.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments at December 31 were as follows:

                                                   2000                        1999
                                         ----------------------------------------------------
                                           CARRYING          FAIR      CARRYING          FAIR
                                              VALUE         VALUE         VALUE         VALUE
                                         ----------------------------------------------------
         Assets:
         Fixed-maturity securities       $  114,188    $  114,188    $  122,301    $  122,301
         Policy loans                         2,320         2,320           930           930
         Short-term investments              48,200        48,200        41,311        41,311
         Cash and cash equivalents               --            --         7,093         7,093
         Separate account assets          1,165,991     1,165,991     1,119,103     1,119,103

         Liabilities:
         Policyholder liabilities and    $  128,551    $  124,592    $  131,104    $  126,298
         accruals
         Cash overdraft                       1,312         1,312            --            --
         Separate account liabilities     1,165,991     1,165,991     1,119,103     1,119,103

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

         Policy Loans: Carrying values approximate fair values.

         Short-Term Investment, Cash and Cash Equivalents and Cash Overdraft:
         Carrying values approximate fair values.

         Separate Account Assets and Liabilities: The carrying values in the balance sheet for separate account assets and liabilities approximate their fair values.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are estimated to be the cash surrender value or the cost the Company would incur to extinguish the liability.

13.       LEASES

         The Company leases office space under various operating lease agreements which will expire between 2000 and 2005. For the years ended December 31, 2000, 1999 and 1998 the Company incurred rent expense of $248, $166 and $95, respectively.

         The minimum lease payments associated with the office space under the operating lease agreements are as follows:

                      YEAR ENDED                MINIMUM LEASE PAYMENTS
                      ------------------------------------------------
                        2001                            $  229
                        2002                               219
                        2003                               222
                        2004                               226
                        2005 and after                     154
                      ------------------------------------------------

                      TOTAL                             $1,050
                      ================================================

14.      CAPITAL MAINTENANCE AGREEMENT

         Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

15.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York Separate Account A Years ended December 31, 2000 and 1999

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements

                     Years ended December 31, 2000 and 1999




                                    CONTENTS

Report of Independent Auditors..........................................................................1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity.........................................................3
Statements of Operations and Changes in Contract Owners' Equity.........................................5
Notes to Financial Statements..........................................................................22


                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of
   New York Separate Account A

We have audited the accompanying statement of assets, liabilities and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account A (comprising, respectively, the Mid Cap Blend, Investment Quality Bond, Growth & Income, Blue Chip Growth, Money Market, Global Equity, Global Bond, U.S. Government Securities, Diversified Bond, Income & Value, Large Cap Growth, Equity-Income, Strategic Bond, Overseas, Growth, All Cap Growth, International Small Cap, Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Value, Real Estate Securities, Balanced, High Yield, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, Small Company Value, International Value, Small Company Blend, Total Return, U.S. Large Cap Value, Mid Cap Stock, Tactical Allocation, Dynamic Growth, Internet Technologies, International Index, Total Stock Market Index, 500 Index, Mid Cap Index, Small Cap Index and Capital Appreciation Sub-Accounts) of The Manufacturers Life Insurance Company of New York as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2000, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                     /s/ Ernst & Young LLP
Boston, Massachusetts
February 16, 2001

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2000

ASSETS
Investments at market value:
   Sub-Accounts:
     Mid Cap Blend Portfolio -- 5,215,553 shares (cost $101,429,129)                                $   91,376,485
     Investment Quality Bond Portfolio -- 988,759 shares (cost $11,647,696)                             11,608,030
     Growth & Income Portfolio -- 6,625,473 shares (cost $175,045,483)                                 189,090,992
     Blue Chip Growth Portfolio -- 5,668,082 shares (cost $102,205,722)                                114,098,501
     Money Market Portfolio -- 4,033,457 shares (cost $40,334,575)                                      40,334,575
     Global Equity Portfolio -- 2,770,992 shares (cost $50,664,638)                                     51,207,924
     Global Bond Portfolio -- 507,559 shares (cost $5,574,767)                                           5,796,320
     U.S. Government Securities Portfolio -- 1,203,402 shares (cost $15,863,898)                        16,330,162
     Diversified Bond Portfolio -- 789,440 shares (cost $8,531,222)                                      8,265,440
     Income & Value Portfolio -- 2,379,940 shares (cost $28,126,642)                                    25,132,172
     Large Cap Growth Portfolio -- 2,087,702 shares (cost $31,115,958)                                  26,263,293
     Equity-Income Portfolio -- 4,889,367 shares (cost $77,336,521)                                     82,288,039
     Strategic Bond Portfolio -- 2,243,242 shares (cost $25,285,262)                                    24,518,638
     Overseas Portfolio -- 2,052,933 shares (cost $28,573,771)                                          24,450,437
     Growth  Portfolio -- 1,531,025 shares (cost $33,959,002)                                           27,160,381
     All Cap Growth Portfolio --  2,924,206 shares (cost $63,130,725)                                   60,384,847
     International Small Cap Portfolio -- 894,452 shares (cost $19,530,733)                             14,669,005
     Pacific Rim Emerging Markets Portfolio -- 434,003 shares (cost $3,889,886)                          3,558,825
     Science & Technology Portfolio -- 2,878,922 shares (cost $84,213,773)                              66,906,144
     Emerging Small Company Portfolio -- 405,083 shares (cost $15,710,288)                              14,186,009
     Aggressive Growth Portfolio -- 1,081,772 shares (cost $20,675,853)                                 19,320,444
     International Stock Portfolio --  562,231 shares (cost $7,742,719)                                  7,202,176
     Quantitative Equity Portfolio -- 618,664 shares (cost $16,243,861)                                 16,246,104
     Value Portfolio -- 567,314 shares (cost $8,038,304)                                                 9,349,332
     Real Estate Securities Portfolio -- 250,211 shares (cost $3,488,773)                                3,895,787
     Balanced Portfolio -- 341,830 shares (cost $6,217,861)                                              5,284,692
     High Yield Portfolio -- 645,958 shares (cost $8,480,953)                                            7,525,409
     Lifestyle Aggressive 1000 Portfolio -- 407,568 shares (cost $5,306,612)                             5,335,068
     Lifestyle Growth 820 Portfolio -- 1,863,579 shares (cost $25,585,405)                              25,344,669
     Lifestyle Balanced 640 Portfolio -- 2,193,141 shares (cost $29,494,817)                            29,695,130
     Lifestyle Moderate 460 Portfolio -- 924,974 shares (cost $12,455,492)                              12,033,911
     Lifestyle Conservative 280 Portfolio -- 435,832 shares (cost $5,676,226)                            5,744,261
     Small Company Value Portfolio -- 313,874 shares (cost $3,646,707)                                   4,074,083
     International Value Portfolio -- 156,479 shares (cost $1,884,519)                                   1,887,142
     Small Company Blend Portfolio -- 257,153 shares (cost $3,973,117)                                   2,908,406
     Total Return Portfolio -- 563,265 shares (cost $7,037,109)                                          7,536,480
     U.S. Large Cap Value Portfolio -- 572,831 shares (cost $7,301,185)                                  7,498,356
     Mid Cap Stock Portfolio -- 286,594 shares (cost $3,541,730)                                         3,467,789
     Tactical Allocation Portfolio -- 101,287 shares (cost $1,266,076)                                   1,182,014
     Dynamic Growth Portfolio -- 475,253 shares (cost $5,263,763)                                        3,792,521
     Internet Technologies Portfolio --  262,796 shares (cost $3,091,576)                                1,847,457
     International Index Portfolio -- 10,223 shares (cost $116,017)                                        113,581
     Total Stock Market Index Portfolio -- 23,588 shares (cost $291,946)                                   262,767


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

                                December 31, 2000


ASSETS (CONTINUED)
       500 Index Portfolio -- 144,833 shares (cost $1,716,662)                                      $    1,633,713
       Mid Cap Index Portfolio -- 17,797 shares (cost $236,665)                                            233,678
       Small Cap Index Portfolio -- 14,956 shares (cost $183,519)                                          168,850
       Capital Appreciation Portfolio -- 788 shares (cost $9,093)                                            8,647
                                                                                                    --------------

Total assets                                                                                        $1,081,218,686
                                                                                                    ==============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                          $1,081,091,083
Annuity reserve                                                                                            127,603
                                                                                                    --------------

Total contract owners' equity                                                                       $1,081,218,686
                                                                                                    ==============


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity


                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                         MID CAP BLEND (1)            INVESTMENT QUALITY BOND             GROWTH & INCOME
                                  ------------------------------    ----------------------------    ------------------------------
                                      YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                      2000            1999             2000            1999            2000             1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $  15,887,451    $  10,389,331    $    920,154    $    620,390    $  12,999,801    $   5,766,968
Expenses:
   Mortality and expense risk
     and administrative charges       1,438,151        1,295,413         167,488         171,871        2,883,863        2,508,334
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)         14,449,300        9,093,918         752,666         448,519       10,115,938        3,258,634
Net realized gain (loss)             (1,530,611)       2,664,968        (212,940)           (415)      17,869,850        7,079,116
Unrealized appreciation
   (depreciation) during the
   period                           (20,778,342)      10,320,182         361,631        (850,952)     (45,961,035)      17,861,968
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (7,859,653)      22,079,068         901,357        (402,848)     (17,975,247)      28,199,718
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments                4,882,312        7,513,089       1,045,366       2,158,703       16,347,811       31,201,877
     Transfers between
       sub-accounts and the
       Company                          (61,857)      (1,497,184)     (1,084,000)        426,766         (907,034)      21,481,374

     Withdrawals                    (13,892,139)      (6,364,759)     (1,812,709)       (708,280)     (21,333,980)     (10,507,981)

     Annual contract fee                (45,191)         (44,780)         (4,374)         (4,558)         (82,348)         (76,507)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            (9,116,875)        (393,634)     (1,855,717)      1,872,631       (5,975,551)      42,098,763
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity          (16,976,528)      21,685,434        (954,360)      1,469,783      (23,950,798)      70,298,481

Contract owners' equity at
   beginning of period              108,353,013       86,667,579      12,562,390      11,092,607      213,041,790      142,743,309
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $  91,376,485    $ 108,353,013    $ 11,608,030    $ 12,562,390    $ 189,090,992    $ 213,041,790
                                  =============    =============    ============    ============    =============    =============

(1) Effective May 3, 1999, the Equity Sub-Account was renamed Mid Cap Blend through a vote of the Board of Directors.


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                           SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                         BLUE CHIP GROWTH                  MONEY MARKET                   GLOBAL EQUITY
                                  ------------------------------    ----------------------------    ------------------------------
                                       YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                       2000             1999            2000            1999             2000            1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $   5,039,145    $   3,547,690    $  2,132,717    $  1,437,718    $   6,318,703    $   5,535,859
Expenses:
   Mortality and expense risk
     and administrative charges       1,639,177        1,230,470         530,437         447,148          695,051          747,136
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)          3,399,968        2,317,220       1,602,280         990,570        5,623,652        4,788,723
Net realized gain (loss)              6,856,960        3,564,898           2,056         228,810          825,822        1,751,074
Unrealized appreciation
   (depreciation) during the
   period                           (15,471,260)       9,378,290               0               0       (1,533,460)      (5,540,721)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (5,214,332)      15,260,408       1,604,336       1,219,380        4,916,014          999,076
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments               12,623,846       16,560,189      23,197,359      17,450,076        1,388,108        3,521,176
     Transfers between
       sub-accounts and the
       Company                        8,077,681       13,287,349      (5,087,542)     (7,095,942)      (3,031,870)        (952,941)

     Withdrawals                     (9,603,424)      (5,966,875)    (12,552,028)     (5,572,666)      (5,708,392)      (3,044,050)

     Annual contract fee                (45,464)         (38,009)         (8,798)         (9,758)         (22,571)         (26,061)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            11,052,639       23,842,654       5,548,991       4,771,710       (7,374,725)        (501,876)
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity            5,838,307       39,103,062       7,153,327       5,991,090       (2,458,711)         497,200

Contract owners' equity at
   beginning of period              108,260,194       69,157,132      33,181,248      27,190,158       53,666,635       53,169,435
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $ 114,098,501    $ 108,260,194    $ 40,334,575    $ 33,181,248    $  51,207,924    $  53,666,635
                                  =============    =============    ============    ============    =============    =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                                                        U.S. GOVERNMENT
                                          GLOBAL BOND (2)                   SECURITIES                  DIVERSIFIED BOND (3)
                                  ------------------------------    ----------------------------    ------------------------------
                                      YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                      2000              1999            2000            1999             2000            1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $     197,867    $     745,529    $  1,214,419    $    713,252    $     925,675    $     748,053
Expenses:
   Mortality and expense risk
     and administrative charges          83,789          104,884         219,872         244,931          107,715          109,861
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)            114,078          640,645         994,547         468,321          817,960          638,192
Net realized gain (loss)             (1,264,760)        (290,060)       (397,498)        314,867         (220,466)          (8,884)
Unrealized appreciation
   (depreciation) during the
   period                             1,157,049       (1,003,444)        794,820      (1,087,081)          46,870         (680,769)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   operations                             6,367         (652,859)      1,391,869        (303,893)         644,364          (51,461)
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments                  712,021          250,749       1,297,541       1,774,042        1,036,579          848,171
     Transfers between
       sub-accounts and the
       Company                         (683,604)      (1,058,750)       (497,950)     (1,352,111)        (485,702)        (329,796)

     Withdrawals                     (1,013,928)        (534,603)     (2,050,726)     (2,329,987)        (790,528)        (569,360)

     Annual contract fee                 (2,673)          (3,573)         (6,118)         (7,152)          (3,733)          (4,612)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions              (988,184)      (1,346,177)     (1,257,253)     (1,915,208)        (243,384)         (55,597)
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity             (981,817)      (1,999,036)        134,616      (2,219,101)         400,980         (107,058)

Contract owners' equity at
   beginning of period                6,778,137        8,777,173      16,195,546      18,414,647        7,864,460        7,971,518
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $   5,796,320    $   6,778,137    $ 16,330,162    $ 16,195,546    $   8,265,440    $   7,864,460
                                  =============    =============    ============    ============    =============    =============

(2) Effective May 3, 1999, the Global Government Bond Sub-Account was renamed Global Bond through a vote of the Board of Directors.

(3) Effective May 3, 1999, the Conservative Asset Allocation Sub-Account was renamed Diversified Bond through a vote of the Board of Directors.

      See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                        INCOME & VALUE (4)               LARGE CAP GROWTH (5)               EQUITY INCOME
                                  ------------------------------    ----------------------------    ------------------------------
                                      YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                      2000             1999             2000            1999            2000            1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $   6,108,354    $   3,262,684    $  3,973,764    $  1,462,144    $  10,319,132    $   6,639,089
Expenses:
   Mortality and expense risk
     and administrative charges         371,878          405,381         387,372         229,404        1,110,866        1,312,004
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)          5,736,476        2,857,303       3,586,392       1,232,740        9,208,266        5,327,085
Net realized gain (loss)               (223,578)         676,183         895,469         673,975        3,230,882        4,670,683
Unrealized appreciation
   (depreciation) during the
   period                            (4,646,725)      (1,562,002)     (9,253,875)      2,166,775       (4,531,138)      (8,374,904)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   operations                           866,173        1,971,484      (4,772,014)      4,073,490        7,908,010        1,622,864
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments                  716,361        1,889,519       5,901,118       4,110,011        3,380,816        7,333,688
     Transfers between
       sub-accounts and the
       Company                       (1,811,490)          34,607       4,690,094       2,401,258       (8,739,601)      (4,353,163)

     Withdrawals                     (3,620,752)      (1,861,079)     (2,604,334)     (1,207,853)      (9,974,397)      (5,447,799)

     Annual contract fee                (12,677)         (14,197)        (10,360)         (8,674)         (35,214)         (43,667)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            (4,728,558)          48,850       7,976,518       5,294,742      (15,368,396)      (2,510,941)
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity           (3,862,385)       2,020,334       3,204,504       9,368,232       (7,460,386)        (888,077)

Contract owners' equity at
   beginning of period               28,994,557       26,974,223      23,058,789      13,690,557       89,748,425       90,636,502
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $  25,132,172    $  28,994,557    $ 26,263,293    $ 23,058,789    $  82,288,039    $  89,748,425
                                  =============    =============    ============    ============    =============    =============

(4) Effective May 3, 1999, the Moderate Asset Allocation Sub-Account was renamed Income & Value through a vote of the Board of Directors.

(5) Effective May 3, 1999, the Aggressive Asset Allocation Sub-Account was renamed Large Cap Growth through a vote by the Board of Directors.


     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                         STRATEGIC BOND                     OVERSEAS (6)                       GROWTH
                                  ------------------------------    ----------------------------    ------------------------------
                                      YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                      2000             1999             2000            1999             2000            1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $   2,237,175    $   2,445,021    $  2,069,177    $          0    $   3,275,630    $     859,187
Expenses:
   Mortality and expense risk
     and administrative charges         354,233          452,630         370,238         276,831          471,473          302,573
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)          1,882,942        1,992,391       1,698,939        (276,831)       2,804,157          556,614
Net realized gain (loss)             (1,050,981)        (499,170)      3,141,098         962,029        1,356,201          958,174
Unrealized appreciation
   (depreciation) during the
   period                               590,672       (1,291,606)    (10,514,762)      6,480,126      (14,745,321)       5,558,422
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity
   from operations                    1,422,633          201,615      (5,674,725)      7,165,324      (10,584,963)       7,073,210
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments                1,303,401        2,144,510       3,299,683       1,651,406        5,691,038        4,273,287
     Transfers between
       sub-accounts and the
       Company                       (3,031,513)      (7,528,077)      3,187,409        (150,069)       3,710,062        6,007,737

     Withdrawals                     (3,479,060)      (2,468,375)     (2,684,956)       (975,966)      (2,568,196)        (832,997)

     Annual contract fee                (10,673)         (13,785)        (11,029)        (10,326)         (11,258)          (8,549)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            (5,217,845)      (7,865,727)      3,791,107         515,045        6,821,646        9,439,478
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity           (3,795,212)      (7,664,112)     (1,883,618)      7,680,369       (3,763,317)      16,512,688

Contract owners' equity at
   beginning of period               28,313,850       35,977,962      26,334,055      18,653,686       30,923,698       14,411,010
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $  24,518,638    $  28,313,850    $ 24,450,437    $ 26,334,055    $  27,160,381    $  30,923,698
                                  =============    =============    ============    ============    =============    =============

(6) Effective May 3, 1999, the International Growth & Income Sub-Account was renamed Overseas through a vote of the Board of Directors.


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                                                          INTERNATIONAL                     PACIFIC RIM
                                        ALL CAP GROWTH (7)                  SMALL CAP                     EMERGING MARKETS
                                  ------------------------------    ----------------------------    ------------------------------
                                      YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                      2000             1999             2000            1999            2000             1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $   4,225,878    $   4,187,706    $  3,941,539    $     32,036    $      15,969    $      74,711
Expenses:
   Mortality and expense risk
     and administrative charges         885,488          480,620         282,986         149,181           58,582           31,884
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)          3,340,390        3,707,086       3,658,553        (117,145)         (42,613)          42,827
Net realized gain (loss)              4,254,378        2,717,113       2,057,723       1,061,007         (218,711)         662,173
Unrealized appreciation
   (depreciation) during the
   period                           (16,613,428)       7,390,190     (12,568,915)      7,367,156         (893,787)         529,833
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity
   from operations                   (9,018,660)      13,814,389      (6,852,639)      8,311,018       (1,155,111)       1,234,833
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments               10,763,868        4,908,698       4,283,736       1,113,321          919,116          672,325
     Transfers between
       sub-accounts and the
       Company                       13,555,939        2,912,295         175,111       1,522,620         (705,862)       1,801,255

     Withdrawals                     (4,557,701)      (1,868,445)     (2,045,639)       (784,705)        (141,061)        (121,725)

     Annual contract fee                (22,639)         (15,956)         (6,485)         (4,455)          (1,321)            (864)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            19,739,467        5,936,592       2,406,723       1,846,781           70,872        2,350,991
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity           10,720,807       19,750,981      (4,445,916)     10,157,799       (1,084,239)       3,585,824

Contract owners' equity at
   beginning of period               49,664,040       29,913,059      19,114,921       8,957,122        4,643,064        1,057,240
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $  60,384,847    $  49,664,040    $ 14,669,005    $ 19,114,921    $   3,558,825    $   4,643,064
                                  =============    =============    ============    ============    =============    =============

(7) Effective May 3, 1999, the Small Mid Cap Sub-Account was renamed Mid Cap Growth through a vote of the Board of Directors. Effective May 1, 2000, the Mid Cap Growth Sub-Account was renamed All Cap Growth through a vote of the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                      SCIENCE & TECHNOLOGY           EMERGING SMALL COMPANY          AGGRESSIVE GROWTH (8)
                                  ------------------------------    ----------------------------    ------------------------------
                                      YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                      2000             1999             2000            1999            2000             1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $   2,340,481    $   5,160,554    $  1,350,532    $     71,618    $           0    $           0
Expenses:
   Mortality and expense risk
     and administrative charges       1,254,683          509,712         204,078          78,549          227,211           62,126
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)          1,085,798        4,650,842       1,146,454          (6,931)        (227,211)         (62,126)
Net realized gain (loss)              5,706,943        2,500,553       2,631,908         228,415        1,450,679          189,779
Unrealized appreciation
   (depreciation) during the
   period                           (43,704,148)      22,272,538      (5,385,556)      3,741,254       (3,151,882)       1,499,667
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   operations                       (36,911,407)      29,423,933      (1,607,194)      3,962,738       (1,928,414)       1,627,320
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
   Purchase payments                 19,006,141       11,642,300       3,104,792       1,003,045        7,459,343        2,029,654
   Transfers between
     sub-accounts and the
     Company                         16,672,953       16,787,391       2,905,705       1,006,706        7,768,112         (169,156)

   Withdrawals                       (6,115,329)      (1,536,409)       (845,060)       (318,158)      (1,249,089)        (260,523)

   Annual contract fee                  (31,671)         (13,841)         (4,482)         (2,389)          (4,691)          (1,708)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            29,532,094       26,879,441       5,160,955       1,689,204       13,973,675        1,598,267
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity           (7,379,313)      56,303,374       3,553,761       5,651,942       12,045,261        3,225,587

Contract owners' equity at
   beginning of period               74,285,457       17,982,083      10,632,248       4,980,306        7,275,183        4,049,596
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $  66,906,144    $  74,285,457    $ 14,186,009    $ 10,632,248    $  19,320,444    $   7,275,183
                                  =============    =============    ============    ============    =============    =============

(8) Effective May 3, 1999, the Pilgrim Baxter Growth Sub-Account was renamed Aggressive Growth through a vote of the Board of Directors.

     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------------
                                                                           QUANTITATIVE
                                       INTERNATIONAL STOCK                    EQUITY                           VALUE
                                  ------------------------------    ----------------------------    ------------------------------
                                     YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                      2000              1999             2000           1999             2000            1999
                                  -------------    -------------    ------------    ------------    -------------    -------------
Income:
   Dividends                      $      32,932    $     413,960    $  1,773,850    $    598,619    $           0    $     240,043
Expenses:
   Mortality and expense risk
     and administrative charges          97,757           49,175         208,347         115,609          109,378          120,281
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net investment income (loss)            (64,825)         364,785       1,565,503         483,010         (109,378)         119,762
Net realized gain (loss)                (69,292)         150,393         464,102         148,201         (445,305)        (198,442)
Unrealized appreciation
   (depreciation) during the
   period                            (1,163,659)         521,153      (1,575,642)      1,046,733        2,260,588         (389,978)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (1,297,776)       1,036,331         453,963       1,677,944        1,705,905         (468,658)
                                  -------------    -------------    ------------    ------------    -------------    -------------

Changes from principal
  transactions:
     Purchase payments                1,963,058        1,130,989       1,792,107       2,506,769          587,874        1,739,644
     Transfers between
       sub-accounts and
         the Company                  1,882,821           50,156       2,627,697       3,341,246           65,412       (1,426,196)

     Withdrawals                       (352,493)        (128,809)       (670,892)       (331,637)        (587,312)        (390,633)

     Annual contract fee                 (2,069)          (1,450)         (4,924)         (3,305)          (2,752)          (3,519)
                                  -------------    -------------    ------------    ------------    -------------    -------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             3,491,317        1,050,886       3,743,988       5,513,073           63,222          (80,704)
                                  -------------    -------------    ------------    ------------    -------------    -------------

Total increase (decrease) in
   contract owners' equity            2,193,541        2,087,217       4,197,951       7,191,017        1,769,127         (549,362)

Contract owners' equity at
   beginning of period                5,008,635        2,921,418      12,048,153       4,857,136        7,580,205        8,129,567
                                  -------------    -------------    ------------    ------------    -------------    -------------

Contract owners' equity at end
   of period                      $   7,202,176    $   5,008,635    $ 16,246,104    $ 12,048,153    $   9,349,332    $   7,580,205
                                  =============    =============    ============    ============    =============    =============


     See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      SUB-ACCOUNT
                                                  ---------------------------------------------------------------------------------
                                                       REAL ESTATE
                                                        SECURITIES                     BALANCED                  HIGH YIELD
                                                  -------------------------   -------------------------   -------------------------
                                                    YEAR ENDED DECEMBER 31      YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                                      2000          1999          2000          1999          2000          1999
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Income:
   Dividends                                      $    94,850   $   138,667   $   234,505   $   358,736   $    28,808   $   719,247
Expenses:
   Mortality and expense risk
     and administrative charges                        39,688        38,771        76,462        77,257       117,462       125,457
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net investment income (loss)                           55,162        99,896       158,043       281,479       (88,654)      593,790
Net realized gain (loss)                             (413,446)     (398,793)      (59,231)     (159,412)     (274,888)      (32,854)
Unrealized appreciation
   (depreciation) during the
   period                                             966,176        32,162      (723,962)     (277,411)     (505,115)      (10,174)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in
   contract owners' equity from
   operations                                         607,892      (266,735)     (625,150)     (155,344)     (868,657)      550,762
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Changes from principal transactions:

   Purchase payments                                  267,599       206,235       834,403     1,900,015       688,049     1,694,142
   Transfers between
     sub-accounts and the
     Company                                          666,817      (277,145)     (295,642)     (257,437)     (209,976)      (85,354)

   Withdrawals                                       (238,943)     (162,041)     (311,576)     (195,543)   (1,121,453)     (606,766)

   Annual contract fee                                   (883)       (1,133)       (2,321)       (2,120)       (2,780)       (3,312)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                             694,590      (234,084)      224,864     1,444,915      (646,160)      998,710
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Total increase (decrease) in
   contract owners' equity                          1,302,482      (500,819)     (400,286)    1,289,571    (1,514,817)    1,549,472

Contract owners' equity at
   beginning of period                              2,593,305     3,094,124     5,684,978     4,395,407     9,040,226     7,490,754
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Contract owners' equity at end
   of period                                      $ 3,895,787   $ 2,593,305   $ 5,284,692   $ 5,684,978   $ 7,525,409   $ 9,040,226
                                                  ===========   ===========   ===========   ===========   ===========   ===========

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                            ---------------------------------------------------------------------------------------
                                                     LIFESTYLE                     LIFESTYLE                     LIFESTYLE
                                                  AGGRESSIVE 1000                  GROWTH 820                   BALANCED 640
                                            ---------------------------   ---------------------------   ---------------------------
                                              YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                2000           1999           2000           1999           2000           1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
Income:
   Dividends                                $    271,338   $    333,300   $  2,069,999   $  1,747,760   $  2,099,393   $  1,960,473
Expenses:
   Mortality and expense risk
     and administrative charges                   71,958         81,854        374,434        421,007        414,455        432,727
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                     199,380        251,446      1,695,565      1,326,753      1,684,938      1,527,746
Net realized gain (loss)                         (32,901)      (107,893)       108,416        214,773        152,524         32,385
Unrealized appreciation
   (depreciation) during the
   period                                       (540,900)       431,193     (2,941,806)     2,274,894     (1,568,753)     1,421,732
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in
   contract owners' equity from
   operations                                   (374,421)       574,746     (1,137,825)     3,816,420        268,709      2,981,863
                                            ------------   ------------   ------------   ------------   ------------   ------------
Changes from principal transactions:

     Purchase payments                           971,971        757,414      2,330,832      5,160,258      3,514,108      4,809,735
     Transfers between
       sub-accounts and
        the Company                             (214,510)    (3,149,323)    (1,191,928)   (16,542,580)    (1,555,123)   (11,079,098)

     Withdrawals                                (304,917)      (611,389)    (2,864,244)    (1,764,649)    (2,397,688)    (1,518,789)

     Annual contract fee                          (4,609)        (5,533)       (14,816)       (17,845)       (12,947)       (14,744)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                        447,935     (3,008,831)    (1,740,156)   (13,164,816)      (451,650)    (7,802,896)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in
   contract owners' equity                        73,514     (2,434,085)    (2,877,981)    (9,348,396)      (182,941)    (4,821,033)

Contract owners' equity at
   beginning of period
                                               5,261,554      7,695,639     28,222,650     37,571,046     29,878,071     34,699,104
                                            ------------   ------------   ------------   ------------   ------------   ------------
Contract owners' equity at end
   of period                                $  5,335,068   $  5,261,554   $ 25,344,669   $ 28,222,650   $ 29,695,130   $ 29,878,071
                                            ============   ============   ============   ============   ============   ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                            ---------------------------------------------------------------------------------------
                                                    LIFESTYLE                     LIFESTYLE                       SMALL
                                                   MODERATE 460                CONSERVATIVE 280               COMPANY VALUE
                                            ---------------------------   ---------------------------   ---------------------------
                                              YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                2000           1999           2000           1999           2000           1999
                                            ------------   ------------   ------------   ------------   ------------   ------------
Income:
   Dividends                                $  1,383,222   $    742,188   $    404,432   $    439,339   $      5,414   $      2,112
Expenses:
   Mortality and expense risk
     and administrative charges                  166,278        176,230         81,093         90,231         55,531         42,581
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                   1,216,944        565,958        323,339        349,108        (50,117)       (40,469)
Net realized gain (loss)                          59,318        303,640        (30,478)        41,012        139,141       (212,962)
Unrealized appreciation
   (depreciation) during the
   period                                       (952,218)       (63,578)        42,020       (221,715)        50,163        475,746
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in
   contract owners' equity from
   operations                                    324,044        806,020        334,881        168,405        139,187        222,315
                                            ------------   ------------   ------------   ------------   ------------   ------------
Changes from principal transactions:

     Purchase payments                           482,094      1,635,149        394,929      1,343,171        705,983      1,017,273
     Transfers between
       sub-accounts and
       the Company                              (642,407)    (2,362,700)      (889,130)       198,222         14,810       (575,184)

     Withdrawals                                (575,054)      (723,129)      (810,395)      (468,557)      (181,978)      (143,639)

     Annual contract fee                          (5,408)        (5,949)        (2,718)        (2,724)        (1,341)        (1,172)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                       (740,775)    (1,456,629)    (1,307,314)     1,070,112        537,474        297,278
                                            ------------   ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in
   contract owners' equity                      (416,731)      (650,609)      (972,433)     1,238,517        676,661        519,593

Contract owners' equity at
   beginning
   of period                                  12,450,642     13,101,251      6,716,694      5,478,177      3,397,422      2,877,829
                                            ------------   ------------   ------------   ------------   ------------   ------------
Contract owners' equity at end
   of period                                $ 12,033,911   $ 12,450,642   $  5,744,261   $  6,716,694   $  4,074,083   $  3,397,422
                                            ============   ============   ============   ============   ============   ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                     SUB-ACCOUNT
                                                  ---------------------------------------------------------------------------------
                                                                                        SMALL
                                                   INTERNATIONAL VALUE (9)        COMPANY BLEND (9)            TOTAL RETURN (9)
                                                  -------------------------   -------------------------   -------------------------
                                                    YEAR ENDED DECEMBER 31      YEAR ENDED DECEMBER 31      YEAR ENDED DECEMBER 31
                                                      2000          1999          2000          1999          2000          1999
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Income:
   Dividends                                      $     7,257   $         0   $   301,563   $    28,511   $   106,052   $         0
Expenses:
   Mortality and expense risk
     and administrative charges                        18,953         3,106        37,030         6,891        75,706        14,483
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net investment income (loss)                          (11,696)       (3,106)      264,533        21,620        30,346       (14,483)
Net realized gain (loss)                              (22,350)       (1,570)      175,180         4,928        12,228          (499)
Unrealized appreciation
   (depreciation) during the
   period                                             (48,660)       51,283    (1,295,369)      230,658       498,811           560
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in
   contract owners' equity from
   operations                                         (82,706)       46,607      (855,656)      257,206       541,385       (14,422)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Changes from principal transactions:

     Purchase payments                                825,604       542,253     1,371,732       562,946     1,940,073     1,666,355
     Transfers between
       sub-accounts and
       the Company                                    462,108       188,666     1,117,456       689,623     2,456,865     1,381,559

     Withdrawals                                      (93,252)       (1,909)     (229,791)       (4,390)     (365,355)      (69,003)

     Annual contract fee                                 (205)          (24)         (634)          (86)         (814)         (163)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                           1,194,255       728,986     2,258,763     1,248,093     4,030,769     2,978,748
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Total increase (decrease) in
   contract owners' equity                          1,111,549       775,593     1,403,107     1,505,299     4,572,154     2,964,326

Contract owners' equity at
   beginning of period                                775,593             0     1,505,299             0     2,964,326             0
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Contract owners' equity at end
   of period                                      $ 1,887,142   $   775,593   $ 2,908,406   $ 1,505,299   $ 7,536,480   $ 2,964,326
                                                  ===========   ===========   ===========   ===========   ===========   ===========

(9) Commencement of Operations, May 3, 1999, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                -------------------------------------------------------------------------------
                                                       U.S. LARGE CAP                                                TACTICAL
                                                          VALUE (9)                     MID CAP STOCK (9)         ALLOCATION (10)
                                                ----------------------------      ----------------------------      -----------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31
                                                    2000             1999            2000             1999             2000
                                                -----------      -----------      -----------      -----------      -----------
Income:
   Dividends                                    $    58,934      $         0      $         0      $         0      $    43,262
Expenses:
   Mortality and expense risk
     and administrative charges                      95,348           35,870           37,812            6,892            6,823
                                                -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                        (36,414)         (35,870)         (37,812)          (6,892)          36,439
Net realized gain (loss)                            176,370          (10,636)          10,694           (8,908)          (2,953)
Unrealized appreciation
   (depreciation) during the
   period                                           (28,097)         225,268         (122,573)          48,632          (84,062)
                                                -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in
   contract owners' equity from
   operations                                       111,859          178,762         (149,691)          32,832          (50,576)
                                                -----------      -----------      -----------      -----------      -----------
Changes from principal transactions:

     Purchase payments                            2,615,294        3,136,423        1,125,203        1,009,841          500,629
     Transfers between
       sub-accounts and
       the Company                                 (355,451)       2,339,105        1,170,556          504,374          766,233

     Withdrawals                                   (485,274)         (40,659)        (214,968)          (9,675)         (34,190)

     Annual contract fee                             (1,287)            (416)            (637)             (46)             (82)
                                                -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                         1,773,282        5,434,453        2,080,154        1,504,494        1,232,590
                                                -----------      -----------      -----------      -----------      -----------
Total increase (decrease) in
   contract owners' equity                        1,885,141        5,613,215        1,930,463        1,537,326        1,182,014

Contract owners' equity at
   beginning
   of period                                      5,613,215                0        1,537,326                0                0
                                                -----------      -----------      -----------      -----------      -----------
Contract owners' equity at end
   of period                                    $ 7,498,356      $ 5,613,215      $ 3,467,789      $ 1,537,326      $ 1,182,014
                                                ===========      ===========      ===========      ===========      ===========

(9) Commencement of Operations, May 3, 1999, through a vote of the Board of Directors.
(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                                    -------------------------------------------------------------------
                                                                                 INTERNET                  INTERNATIONAL
                                                 DYNAMIC GROWTH (10)         TECHNOLOGIES (10)               INDEX (10)
                                                    -----------                 -----------                 -----------
                                              YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31
                                                       2000                        2000                         2000
                                                    -----------                 -----------                 -----------
Income:
   Dividends                                        $         0                 $         0                 $     1,591
Expenses:
   Mortality and expense risk
     and administrative charges                          25,545                      16,651                         758
                                                    -----------                 -----------                 -----------
Net investment income (loss)                            (25,545)                    (16,651)                        833
Net realized gain (loss)                               (118,199)                   (206,520)                     (5,714)
Unrealized appreciation
   (depreciation) during the
   period                                            (1,471,242)                 (1,244,119)                     (2,436)
                                                    -----------                 -----------                 -----------
Net increase (decrease) in
   contract owners' equity from
   operations                                        (1,614,986)                 (1,467,290)                     (7,317)
                                                    -----------                 -----------                 -----------
Changes from principal transactions:

     Purchase payments                                2,294,491                   1,043,776                      56,763
     Transfers between
       sub-accounts and
       the Company                                    3,178,349                   2,302,239                      64,153

     Withdrawals                                        (64,986)                    (31,083)                          0

     Annual contract fee                                   (347)                       (185)                        (18)
                                                    -----------                 -----------                 -----------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                             5,407,507                   3,314,747                     120,898
                                                    -----------                 -----------                 -----------
Total increase (decrease) in
   contract owners' equity                            3,792,521                   1,847,457                     113,581

Contract owners' equity at
   beginning
   of period                                                  0                           0                           0
                                                    -----------                 -----------                 -----------
Contract owners' equity at end
   of period                                        $ 3,792,521                 $ 1,847,457                 $   113,581
                                                    ===========                 ===========                 ===========

(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                           -------------------------------------------------------------------
                                                            TOTAL STOCK
                                                         MARKET INDEX (10)            500 INDEX (10)            MID CAP INDEX (10)
                                                           -----------                 -----------                 -----------
                                                     YEAR ENDED DECEMBER 31      YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31
                                                              2000                         2000                        2000
                                                           -----------                 -----------                 -----------
Income:
   Dividends                                               $     2,458                 $     3,445                 $     4,593
Expenses:
   Mortality and expense risk
     and administrative charges                                  2,044                       5,385                       1,018
                                                           -----------                 -----------                 -----------
Net investment income (loss)                                       414                      (1,940)                      3,575
Net realized gain (loss)                                        (1,633)                    (11,889)                      1,096
Unrealized appreciation
   (depreciation) during the
   period                                                      (29,179)                    (82,949)                     (2,987)
                                                           -----------                 -----------                 -----------
Net increase (decrease) in
   contract owners' equity from
   operations                                                  (30,398)                    (96,778)                      1,684
                                                           -----------                 -----------                 -----------
Changes from principal transactions:

     Purchase payments                                          75,083                     669,371                      67,396
     Transfers between
       sub-accounts and
       the Company                                             359,060                   1,070,784                     167,199

     Withdrawals                                              (140,953)                     (9,613)                     (2,595)

     Annual contract fee                                           (25)                        (51)                         (6)
                                                           -----------                 -----------                 -----------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                                      293,165                   1,730,491                     231,994
                                                           -----------                 -----------                 -----------
Total increase (decrease) in
   contract owners' equity                                     262,767                   1,633,713                     233,678

Contract owners' equity at
   beginning
   of period                                                         0                           0                           0
                                                           -----------                 -----------                 -----------
Contract owners' equity at end
   of period                                               $   262,767                 $ 1,633,713                 $   233,678
                                                           ===========                 ===========                 ===========

(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       SUB-ACCOUNT
                                                              ---------------------------------------------------------------
                                                                                                                     CAPITAL
                                                        SMALL CAP INDEX (10)    CAPITAL APPRECIATION (11)       GROWTH BOND (12)
                                                       ----------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                                                 2000                       2000                      1999
                                                              ---------                  ---------                  ---------
Income:
   Dividends                                                  $   5,888                  $       0                  $  61,318
Expenses:
   Mortality and expense risk
     and administrative charges                                     910                         21                      3,982
                                                              ---------                  ---------                  ---------
Net investment income (loss)                                      4,978                        (21)                    57,336
Net realized gain (loss)                                            639                     (2,570)                   (43,935)
Unrealized appreciation
   (depreciation) during the
   period                                                       (14,669)                      (446)                   (26,461)
                                                              ---------                  ---------                  ---------
Net increase (decrease) in
   contract owners' equity from
   operations                                                    (9,052)                    (3,037)                   (13,060)
                                                              ---------                  ---------                  ---------
Changes from principal transactions:

     Purchase payments                                           81,384                      1,000                     69,827
     Transfers between
       sub-accounts and
       the Company                                               98,062                     10,684                   (835,008)

     Withdrawals                                                 (1,542)                         0                    (17,220)

     Annual contract fee                                             (2)                         0                        (90)
                                                              ---------                  ---------                  ---------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                                       177,902                     11,684                   (782,491)
                                                              ---------                  ---------                  ---------
Total increase (decrease) in
   contract owners' equity                                      168,850                      8,647                   (795,551)

Contract owners' equity at
   beginning
   of period                                                          0                          0                    795,551
                                                              ---------                  ---------                  ---------
Contract owners' equity at end
   of period                                                  $ 168,850                  $   8,647                  $       0
                                                              =========                  =========                  =========

(10) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

(11) Commencement of Operations, November 1, 2000, through a vote of the Board of Directors.

(12) Effective April 30, 1999, the Capital Growth Bond Sub-Account was merged with Investment Quality Bond through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                          SUB-ACCOUNT
                                                                -------------------------------------------------------------------
                                                              WORLDWIDE GROWTH (13)                        TOTAL
                                                                ---------------           -----------------------------------------
                                                             YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                                     1999                       2000                     1999
                                                                ---------------           ---------------           ---------------
Income:
   Dividends                                                    $        21,603           $    94,427,349           $    61,505,416
Expenses:
   Mortality and expense risk and administrative
     charges                                                             11,932                15,881,478                13,005,279
                                                                ---------------           ---------------           ---------------
Net investment income (loss)                                              9,671                78,545,871                48,500,137
Net realized gain (loss)                                                200,267                44,762,763                30,024,983

Unrealized appreciation (depreciation) during the
   period                                                               (78,542)             (217,383,677)               79,867,077
                                                                ---------------           ---------------           ---------------
Net increase (decrease) in contract owners' equity
   from operations                                                      131,396               (94,075,043)              158,392,197
                                                                ---------------           ---------------           ---------------
Changes from principal transactions:

     Purchase payments                                                  109,985               155,561,162               155,048,260

     Transfers between sub-accounts and
       the Company                                                   (2,744,881)               47,742,179                12,540,214

     Withdrawals                                                        (66,997)             (120,733,975)              (60,538,029)

     Annual contract fee                                                   (312)                 (445,631)                 (417,364)
                                                                ---------------           ---------------           ---------------
   Net increase (decrease) in contract owners'
   equity from principal transactions                                (2,702,205)               82,123,735               106,633,081
                                                                ---------------           ---------------           ---------------

Total increase (decrease) in contract owners' equity                 (2,570,809)              (11,951,308)              265,025,278

   Contract owners' equity at beginning
   of period                                                          2,570,809             1,093,169,994               828,144,716
                                                                ---------------           ---------------           ---------------

   Contract owners' equity at end of period                     $             0           $ 1,081,218,686           $ 1,093,169,994
                                                                ===============           ===============           ===============

(13) Effective April 30, 1999, the Worldwide Growth Sub-Account was merged with Global Equity through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2000


1.  ORGANIZATION

The Manufacturers Life Insurance Company of New York Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in forty-seven sub-accounts of Manufacturers Investment Trust (the Trust). The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The account includes four contracts, distinguished principally by the level of expenses and surrender charges. These four contracts are Venture Variable Annuity 9 (VEN9), Venture Variable Annuity 10 (VEN10), Venture Variable Annuity (VEN24) and Vision Variable Annuity 24 (VIS24).

The Company is a wholly-owned subsidiary of the Manufacturers Life Insurance Company of North America (MNA). MNA is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (MWLH), which is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI is a wholly-owned subsidiary of Manulife Financial Corporation. Manulife Financial Corporation and its subsidiaries are known collectively as Manulife Financial.

On May 1, 2000, eight new sub-accounts, Tactical Allocation, Dynamic Growth, Internet Technologies, International Index, Total Stock Market Index, 500 Index, Mid Cap Index and Small Cap Index commenced operations.

On May 1, 2000, the Mid Cap Growth sub-account was renamed All Cap Growth through a vote of the Board of Directors.

On November 1, 2000, one new sub-account, Capital Appreciation, commenced operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset value of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with accounting principals generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3.  AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 90% owned by MNA and 10% owned by the Company.

4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be made by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account for the VEN9, VEN10 and VEN24 contracts are made daily for administrative fees and for the assumption of mortality and expense risk charges, equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


4.  CONTRACT CHARGES (CONTINUED)

Deductions from each sub-account for the VIS24 contracts are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2000:

                                                                                  PURCHASES              SALES
                                                                                  ---------              -----
Mid Cap Blend Portfolio                                                          $ 27,971,784        $ 22,639,359
Investment Quality Bond Portfolio                                                   4,418,620           5,521,671
Growth & Income Portfolio                                                          41,056,632          36,916,242
Blue Chip Growth Portfolio                                                         31,839,924          17,387,318
Money Market Portfolio                                                            183,438,371         176,287,100
Global Equity Portfolio                                                            10,436,511          12,187,584
Global Bond Portfolio                                                              11,405,409          12,279,516
U.S. Government Securities Portfolio                                               10,049,850          10,312,556
Diversified Bond Portfolio                                                          2,798,049           2,223,472
Income & Value Portfolio                                                            7,404,722           6,396,803
Large Cap Growth Portfolio                                                         18,230,931           6,668,022
Equity-Income Portfolio                                                            18,605,385          24,765,515
Strategic Bond Portfolio                                                            5,813,934           9,148,838
Overseas Portfolio                                                                 23,183,644          17,693,599
Growth Portfolio                                                                   14,600,299           4,974,495
All Cap Growth Portfolio                                                          107,933,976          84,854,120
International Small Cap Portfolio                                                  36,582,480          30,517,203
Pacific Rim Emerging Markets Portfolio                                             15,001,827          14,973,569
Science & Technology Portfolio                                                     43,026,015          12,408,124
Emerging Small Company Portfolio                                                   12,131,833           5,824,425
Aggressive Growth Portfolio                                                        25,355,238          11,608,775
International Stock Portfolio                                                      13,307,856           9,881,365
Quantitative Equity Portfolio                                                       8,226,132           2,916,641
Value Portfolio                                                                     3,953,855           4,000,012
Real Estate Securities Portfolio                                                    2,361,551           1,611,798
Balanced Portfolio                                                                  1,844,634           1,461,727
High Yield Portfolio                                                                1,674,389           2,409,202
Lifestyle Aggressive 1000 Portfolio                                                 1,999,052           1,351,737
Lifestyle Growth 820 Portfolio                                                      5,932,823           5,977,415
Lifestyle Balanced 640 Portfolio                                                    7,089,030           5,855,741
Lifestyle Moderate 460 Portfolio                                                    2,541,117           2,064,947
Lifestyle Conservative 280 Portfolio                                                  908,325           1,892,301

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                  PURCHASES              SALES
                                                                                  ---------              -----
Small Company Value Portfolio                                                    $  1,433,574        $    946,218
International Value Portfolio                                                       2,783,978           1,601,420
Small Company Blend Portfolio                                                       3,665,328           1,142,031
Total Return Portfolio                                                              4,971,488             910,372
U.S. Large Cap Value Portfolio                                                      8,016,253           6,279,386
Mid Cap Stock Portfolio                                                             2,918,426             876,084
Tactical Allocation Portfolio                                                       1,509,988             240,958
Dynamic Growth Portfolio                                                            6,140,911             758,949
Internet Technologies Portfolio                                                     4,300,839           1,002,742
International Index Portfolio                                                         406,350             284,619
Total Stock Market Index Portfolio                                                    625,837             332,256
500 Index Portfolio                                                                 2,064,047             335,496
Mid Cap Index Portfolio                                                               282,526              46,956
Small Cap Index Portfolio                                                             199,478              16,598
Capital Appreciation Portfolio                                                         40,784              29,121
                                                                                 ------------        ------------

Total                                                                            $740,484,005        $579,814,398
                                                                                 ============        ============

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES

A summary of the accumulation unit values at December 31, 1999 and 2000, and the accumulation units and dollar values outstanding at December 31, 2000 are as follows:

                                                        1999                                2000
                                                      ----------       ---------------------------------------------
                                                        UNIT             UNIT
                                                        VALUE            VALUE            UNITS          DOLLARS
                                                        -----            -----            -----          -------
Mid Cap Blend Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                  $39.416089       $36.392717       2,469,238     $   89,862,272
   Vis 24 Contracts                                    28.867552        26.586905          56,953          1,514,213
                                                                                        ---------     --------------
                                                                                        2,526,191         91,376,485

Investment Quality Bond Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   19.039807        20.541376         538,252         11,056,427
   Vis 24 Contracts                                    12.847911        13.826642          39,894            551,603
                                                                                        ---------     --------------
                                                                                          578,146         11,608,030

Growth & Income Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   38.655938        35.404552       5,145,993        182,191,593
   Vis 24 Contracts                                    30.467742        27.835602         247,285          6,883,331
                                                                                        ---------     --------------
                                                                                        5,393,278        189,074,924

Blue Chip Growth Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   25.568866        24.518135       4,423,404        108,453,608
   Vis 24 Contracts                                    26.518360        25.365287         221,956          5,629,979
                                                                                        ---------     --------------
                                                                                        4,645,360        114,083,587

Money Market Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   16.291417        17.010114       2,176,288         37,018,908
   Vis 24 Contracts                                    12.153141        12.657686         260,260          3,294,290
                                                                                        ---------     --------------
                                                                                        2,436,548         40,313,198

Global Equity Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   24.633827        27.253960       1,851,409         50,458,233
   Vis 24 Contracts                                    19.073534        21.049744          35,095            738,739
                                                                                        ---------     --------------
                                                                                        1,886,504         51,196,972

Global Bond Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   19.632749        19.685989         287,604          5,661,760
   Vis 24 Contracts                                    13.599529        13.602454           9,892            134,560
                                                                                        ---------     --------------
                                                                                          297,496          5,796,320

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1999                                2000
                                                      ----------       ---------------------------------------------
                                                        UNIT             UNIT
                                                        VALUE            VALUE            UNITS          DOLLARS
                                                        -----            -----            -----          -------
U.S. Government Securities Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                  $18.286918       $19.993612         780,612     $   15,607,260
   Vis 24 Contracts                                    12.757839        13.913787          51,956            722,902
                                                                                        ---------     --------------
                                                                                          832,568         16,330,162

Diversified Bond Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   18.002047        19.585192         370,636          7,258,984
   Vis 24 Contracts                                    14.527388        15.765628          63,839          1,006,456
                                                                                        ---------     --------------
                                                                                          434,475          8,265,440

Income &  Value Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   22.230152        23.004542       1,071,292         24,644,592
   Vis 24 Contracts                                    17.986686        18.566934          25,707            477,296
                                                                                        ---------     --------------
                                                                                        1,096,999         25,121,888

Large Cap Growth Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   28.465074        24.071737         992,435         23,889,627
   Vis 24 Contracts                                    23.393391        19.733542         120,286          2,373,666
                                                                                        ---------     --------------
                                                                                        1,112,721         26,263,293

Equity-Income Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   22.487758        25.057453       3,217,005         80,609,963
   Vis 24 Contracts                                    21.149570        23.507739          70,856          1,665,673
                                                                                        ---------     --------------
                                                                                        3,287,861         82,275,636

Strategic Bond Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   14.602672        15.463354       1,553,797         24,026,921
   Vis 24 Contracts                                    14.321908        15.128283          32,503            491,717
                                                                                        ---------     --------------
                                                                                        1,586,300         24,518,638

Overseas Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   17.044524        13.661286       1,715,428         23,434,950
   Vis 24 Contracts                                    16.833813        13.458771          74,782          1,006,477
                                                                                        ---------     --------------
                                                                                        1,790,210         24,441,427

Growth Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   28.060585        20.120816       1,273,253         25,618,891
   Vis 24 Contracts                                    27.818889        19.897782          77,470          1,541,490
                                                                                        ---------     --------------
                                                                                        1,350,723         27,160,381

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1999                                2000
                                                      ----------       ---------------------------------------------
                                                        UNIT             UNIT
                                                        VALUE            VALUE            UNITS          DOLLARS
                                                        -----            -----            -----          -------
All Cap Growth Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                  $27.113084       $23.852189       2,205,509     $   52,606,207
   Vis 24 Contracts                                    26.855000        23.566248         330,075          7,778,640
                                                                                        ---------     --------------
                                                                                        2,535,584         60,384,847

International Small Cap Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   26.974754        18.844170         745,718         14,052,430
   Vis 24 Contracts                                    26.718058        18.618300          33,039            615,124
                                                                                        ---------     --------------
                                                                                          778,757         14,667,554

Pacific Rim Emerging Markets Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   12.359297         9.217819         373,362          3,441,587
   Vis 24 Contracts                                    12.267100         9.126236          12,724            116,120
                                                                                        ---------     --------------
                                                                                          386,086          3,557,707

Science & Technology Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   37.943261        24.672266       2,558,627         63,127,137
   Vis 24 Contracts                                    37.660683        24.427405         154,704          3,779,007
                                                                                        ---------     --------------
                                                                                        2,713,331         66,906,144

Emerging Small Company Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   24.610648        23.225958         571,761         13,279,701
   Vis 24 Contracts                                    24.427201        22.995348          39,413            906,308
                                                                                        ---------     --------------
                                                                                          611,174         14,186,009

Aggressive Growth Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   16.628126        16.889157       1,019,483         17,218,213
   Vis 24 Contracts                                    16.504105        16.721411         125,721          2,102,231
                                                                                        ---------     --------------
                                                                                        1,145,204         19,320,444

International Stock Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   18.338932        15.087850         418,937          6,320,860
   Vis 24 Contracts                                    18.202233        14.938063          58,998            881,316
                                                                                        ---------     --------------
                                                                                          477,935          7,202,176

Quantitative Equity Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   24.202942        25.371611         608,922         15,449,329
   Vis 24 Contracts                                    24.022598        25.119884          31,719            796,775
                                                                                        ---------     --------------
                                                                                          640,641         16,246,104

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1999                                2000
                                                      ----------       ---------------------------------------------
                                                        UNIT             UNIT
                                                        VALUE            VALUE            UNITS          DOLLARS
                                                        -----            -----            -----          -------
Value Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                  $13.987433       $17.182340         508,443     $    8,736,245
   Vis 24 Contracts                                    13.883152        17.011828          35,756            608,278
                                                                                        ---------     --------------
                                                                                          544,199          9,344,523

Real Estate Securities Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   11.174188        13.852028         269,266          3,729,874
   Vis 24 Contracts                                    11.090818        13.714476          11,808            161,940
                                                                                        ---------     --------------
                                                                                          281,074          3,891,814

Balanced Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   15.962370        14.272291         334,879          4,779,494
   Vis 24 Contracts                                    15.843343        14.130567          34,715            490,547
                                                                                        ---------     --------------
                                                                                          369,594          5,270,041

High Yield Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   14.993652        13.459828         528,108          7,108,237
   Vis 24 Contracts                                    14.881850        13.326181          30,810            410,579
                                                                                        ---------     --------------
                                                                                          558,918          7,518,816

Lifestyle Aggressive 1000 Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   15.974195        14.948006         333,579          4,986,337
   Vis 24 Contracts                                    15.855076        14.799593          23,564            348,731
                                                                                        ---------     --------------
                                                                                          357,143          5,335,068

Lifestyle Growth 820 Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   16.893101        16.162371       1,456,853         23,546,195
   Vis 24 Contracts                                    16.767184        16.001947         112,391          1,798,474
                                                                                        ---------     --------------
                                                                                        1,569,244         25,344,669

Lifestyle Balanced 640 Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   16.257312        16.437657       1,683,176         27,667,470
   Vis 24 Contracts                                    16.136115        16.274494         124,591          2,027,660
                                                                                        ---------     --------------
                                                                                        1,807,767         29,695,130

Lifestyle Moderate 460 Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   16.142259        16.596254         710,779         11,796,270
   Vis 24 Contracts                                    16.021927        16.431521          14,462            237,641
                                                                                        ---------     --------------
                                                                                          725,241         12,033,911

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1999                                2000
                                                      ----------       ---------------------------------------------
                                                        UNIT             UNIT
                                                        VALUE            VALUE            UNITS          DOLLARS
                                                        -----            -----            -----          -------
Lifestyle Conservative 280 Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                  $15.439823       $16.397834         345,514     $    5,665,684
   Vis 24 Contracts                                    15.324704        16.235059           4,840             78,577
                                                                                        ---------     --------------
                                                                                          350,354          5,744,261

Small Company Value Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   11.904646        12.436171         298,501          3,712,212
   Vis 24 Contracts                                    11.837890        12.335633          29,335            361,871
                                                                                        ---------     --------------
                                                                                          327,836          4,074,083

International Value Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   12.860110        11.862293         132,717          1,574,332
   Vis 24 Contracts                                    12.838810        11.813131          26,480            312,810
                                                                                        ---------     --------------
                                                                                          159,197          1,887,142

Small Company Blend Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   15.922213        12.601917         210,947          2,658,336
   Vis 24 Contracts                                    15.895877        12.549695          19,926            250,070
                                                                                        ---------     --------------
                                                                                          230,873          2,908,406

Total Return Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   12.255674        13.404017         422,992          5,669,788
   Vis 24 Contracts                                    12.235367        13.348487         139,843          1,866,692
                                                                                        ---------     --------------
                                                                                          562,835          7,536,480

U.S. Large Cap Value Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   12.721279        12.894130         500,000          6,447,064
   Vis 24 Contracts                                    12.700198        12.840714          81,872          1,051,292
                                                                                        ---------     --------------
                                                                                          581,872          7,498,356

Mid Cap Stock Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                   12.483520        11.821790         243,605          2,879,852
   Vis 24 Contracts                                    12.462837        11.772795          49,940            587,937
                                                                                        ---------     --------------
                                                                                          293,545          3,467,789

Tactical Allocation Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    11.989936          82,416            988,161
   Vis 24 Contracts                                                     11.970334          16,194            193,853
                                                                                        ---------     --------------
                                                                                           98,610          1,182,014

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1999                                2000
                                                      ----------       ---------------------------------------------
                                                        UNIT             UNIT
                                                        VALUE            VALUE            UNITS          DOLLARS
                                                        -----            -----            -----          -------
Dynamic Growth Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                   $ 7.906976         424,465     $    3,356,237
   Vis 24 Contracts                                                      7.894008          55,268            436,284
                                                                                        ---------     --------------
                                                                                          479,733          3,792,521

Internet Technologies Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                     6.965644         239,915          1,671,162
   Vis 24 Contracts                                                      6.954217          25,351            176,295
                                                                                        ---------     --------------
                                                                                          265,266          1,847,457

International Index Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    11.167069           9,861            110,119
   Vis 24 Contracts                                                     11.148798             311              3,462
                                                                                        ---------     --------------
                                                                                           10,172            113,581

Total Stock Market Index Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    11.142088          23,583            262,767
                                                                                        ---------     --------------
                                                                                           23,583            262,767

500 Index Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    11.200577         128,026          1,433,967
   Vis 24 Contracts                                                     11.182275          17,863            199,746
                                                                                        ---------     --------------
                                                                                          145,889          1,633,713

Mid Cap Index Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    13.271787          16,370            217,260
   Vis 24 Contracts                                                     13.250096           1,239             16,418
                                                                                        ---------     --------------
                                                                                           17,609            233,678

Small Cap Index Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    11.596178          14,198            164,644
   Vis 24 Contracts                                                     11.577217             363              4,206
                                                                                        ---------     --------------
                                                                                           14,561            168,850

Capital Appreciation Sub-Account:
   Ven 9, Ven 10 and Ven24 Contracts                                    10.945558             790     $        8,647
                                                                                        ---------     --------------
                                                                                              790              8,647
                                                                                                      --------------

CONTRACT OWNERS' EQUITY (NET OF ANNUITY RESERVES)                                                     $1,081,091,083
                                                                                                      ==============

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


7.  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         Guide to Name Changes and Successions:

         The following name changes took place October 1, 1997:

                                  Old Name                                            New Name
         FNAL Variable Account                            The Manufacturers Life Insurance Company of New York Separate Account A

         First North American Life Assurance Company      The Manufacturers Life Insurance Company of New York

         The following name changes took place November 1, 1997:

                                  Old Name                                            New Name
         NAWL Holding Co., Inc.                           Manulife-Wood Logan Holding Co., Inc.


         The following name changes took place September 24, 1999:

                                  Old Name                                            New Name
         Wood Logan Associates, Inc.                      Manulife Wood Logan, Inc.


On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.


                                    * * * * *

(a)      Financial Statements

         (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement) - FILED HEREIN

         (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement) - FILED HEREIN

(b)      Exhibits

         (1)      (a)      Resolution of the Board of Directors of First North
                           American Life Assurance Company establishing the FNAL
                           Variable Account - Incorporated by reference to
                           Exhibit (b)(1)(a) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

         (2) Agreements for custody of securities and similar investments.- Not Applicable.

         (3)      (a)      Underwriting Agreement between Manufacturers Life
                           Insurance Company of New York (Depositor) and
                           Manufacturers Securities Services, LLC (Underwriter)
                           - Incorporated by reference to Exhibit (b)(3)(a) to Form N-4, file number 33-46217, filed February 25,
                           1998.

                  (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufactures Securities Services, LLC (Underwriter), Selling Broker Dealers, and General Agent - Incorporated by reference to Exhibit (b)(3)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

         (4) (a) Specimen Single Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating - Previously filed as Exhibit (b)(4)(a) to the initial registration statement to Form N-4 filed August 12, 1998.

                  (b) Specimen Endorsements to Contract: (i) ERISA Tax Sheltered Annuity Endorsement; (ii) Tax-sheltered Annuity Endorsement; (iii) Qualified Plan Endorsement
                           Section 401 Plans, (iv) Simple Individual Retirement Annuity Endorsement; (v) Unisex Benefits and Payments Endorsement; (vi) Individual Retirement Annuity Endorsement - Previously filed as Exhibit (b)(4)(b) to the initial registration statement to Form N-4 filed August 12, 1998.

         (5)      (a)      Specimen Application for Single Purchase Payment
                           Individual Deferred Combination Fixed and Variable
                           Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(5)(a) to post effective amendment no 2 to Form N-4, file number 333-61283, filed February 28, 2000.

         (6)      (a)(i)   Declaration of Intention and Charter of First North
                           American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (a)(ii) Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (a)(iii) Certificate of amendment of the Declaration of
                           Intention and Charter of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (b) By-laws of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit
                           (b)(6)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

         (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

         (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to Exhibit (b)(8)(a) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (b) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.

         (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Previously filed as Exhibit (b)(9) to pre-effective amendment no. 1 to Form N-4, filed November 4, 1998.


         (10) Written consent of Ernst & Young LLP, independent auditors - FILED HEREWITH


         (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

         (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

         (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21
                  - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

         (14)     (a)      Power of Attorney - The Manufacturers Life Insurance
                           Company of New York Directors - Incorporated by reference to Exhibit (7) to Form S-6, file number
                           333-33351, filed March 16, 1998.

                  (b)      Power of Attorney, James O'Malley and Thomas Borshoff
                           - Incorporated by reference to Exhibit (b)(14)(b) to Form N-4, file number 33-79112, filed March 2, 1999.

                  (c) Power of Attorney, James D. Gallagher and James R. Boyle - Incorporated by reference to Exhibit (7)(iii) to Form S-6, file number 333-83023, filed November 1, 1999.

                  (d) Power of Attorney, Robert Cook - Incorporated by reference to Exhibit (14)(e) to Form N-4, file number 33-79112, filed February 28, 2000

Item 25. Directors and Officers of the Depositor.

Officers and Directors of The Manufacturers Life Insurance Company of New York

NAME AND PRINCIPAL                      POSITION WITH THE MANUFACTURERS LIFE
BUSINESS ADDRESS                        INSURANCE COMPANY OF NEW YORK

Bruce Avedon                            Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff                         Director
3 Robin Drive
Rochester, NY  14618

James R. Boyle                          Director
500 Boylston Street
Boston, MA  02116

Robert Cook                             Director
73 Tremont Street
Boston, MA  02108

John D. DesPrez III                     Director (Chairman)
73 Tremont Street
Boston, MA 02108

Ruth Ann Fleming                        Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                      Director & President
73 Tremont Street
Boston, MA  02108

Neil M. Merkl, Esq.                     Director
35-35 161st Street
Flushing, NY 11358

James P. O'Malley                       Director and VP-Pensions Marketing
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

James K. Robinson                       Director
7 Summit Drive
Rochester, NY 14620-3127

Gretchen Swanz                          Secretary and Counsel
73 Tremont Street
Boston, MA 02108

David W. Libbey                         Treasurer
500 Boylston Street
Boston, MA 02116

Nicole Humblias                         Chief Administrative Officer
73 Tremont Street
Boston, MA  02108

John Ostler                             Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.


                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART
                             AS OF DECEMBER 31, 2000



                                                                                              % OF EQUITY         JURISDICTION OF
AFFILIATE                                                                                                         INCORPORATION
MANULIFE FINANCIAL CORPORATION                                                                    100                CANADA
  The Manufacturers Life Insurance Company                                                        100                Canada
    MF Leasing (Canada) Inc.                                                                      100                Ontario
       1332953 Ontario Inc.                                                                       100                Ontario
    MLI Resources Inc.                                                                            100                Alberta
    Manulife Financial Services Inc.                                                              100                Canada
    1293319 Ontario Inc.                                                                          100                Ontario
    Enterprise Capital Management Inc.                                                             20                Ontario
    Cantay Holdings Inc.                                                                          100                Ontario
    994744 Ontario Inc.                                                                           100                Ontario
    3426505 Canada Inc.                                                                           100                Canada
    Manulife Bank of Canada                                                                       100                Canada
    Manulife Securities International Ltd.                                                        100                Canada
    NAL Resources Limited                                                                         100                Alberta
    Manulife International Capital Corporation Limited                                            100                Ontario
        Golf Town Canada Inc.                                                                    59.9                Canada
        VFC Inc.                                                                                   25                Canada
        1198184 Ontario Limited                                                                   100                Ontario
        Regional Power Inc.                                                                        80                Ontario
           La Regionale Power Port-Cartier Inc.                                                   100                Canada
           La Regionale Power Angliers Inc.                                                       100                Canada
           Addalam Power Corporation(X)                                                            50                Philippines
        Luxell Technologies Inc.                                                                 15.1                Ontario
    FNA Financial Inc.                                                                            100                Canada
        NAL Trustco Inc.                                                                          100                Ontario
        First North American Insurance Company                                                    100                Canada
        Elliott & Page Limited                                                                    100                Ontario
        Seamark Asset Management Ltd.                                                           67.86                Canada
        NAL Resources Management Limited                                                          100                Canada

    Manucab Ltd.                                                                                  100                Canada
    Manulife European Holdings (Alberta) Limited                                                  100                Alberta
         Manulife Hungary Holdings Property Management Limited Liability                           99**              Hungary
         Company
    The Manufacturers Investment Corporation                                                      100                Michigan
        Manulife Reinsurance Corporation (U.S.A.)                                                 100                Michigan
           Manulife Reinsurance Limited                                                           100                Bermuda
               MRL Holding, LLC                                                                   100                Delaware
           The Manufacturers Life Insurance Company (U.S.A.)                                    96.45*               Michigan
               Flex Holding, LLC                                                                 22.4                Delaware
                  Flex Leasing I, LLC                                                           99.99                Delaware
               Flex Leasing II, LLC                                                              19.6                Delaware
               Ennal, Inc.                                                                        100                Ohio


                                                                                                 % OF EQUITY       JURISDICTION OF
AFFILIATE                                                                                                           INCORPORATION
               ESLS Investment Limited, LLC                                                         100              Ohio
               Thornhill Leasing Investments, LLC                                                    90              Delaware
               The Manufacturers Life Insurance Company of America                                  100              Michigan
                  MANULIFE HOLDING CORPORATION                                                      100              Delaware
                      ManEquity, Inc.                                                               100              Colorado
                      Manufacturers Adviser Corporation                                             100              Colorado
                      Manulife Capital Corporation                                                  100              Delaware
                         MCC Strategic Management Inc.                                              100              Delaware
                         MF Private Capital, Inc.                                                   100              Delaware
                            MF Private Capital Securities, Inc.                                     100              Delaware
                            MF Private Capital Ventures, Inc.                                       100              Delaware
                            MFPC Insurance Advisors, Inc.                                           100              Delaware
                       Manulife Property Management of Washington, D.C., Inc.                       100              Wash., D.C.
                      ManuLife Service Corporation                                                  100              Colorado
                      Manulife Leasing Co., LLC                                                      80              Delaware
               DOVER LEASING INVESTMENTS, LLC                                                        99              Delaware
               Ironside Venture Partners I LLC                                                      100              Delaware
                  NewRiver Investor Communications Inc.                                           14.67              Delaware
                  Knowledge Impact Inc.                                                           13.01              Delaware
                  Linx Communications Inc.                                                        12.39              Delaware
               Ironside Venture Partners II LLC                                                     100              Delaware
               Manulife-Wood Logan Holding Co., Inc.                                                100              Delaware
                  Manulife Wood Logan, Inc.                                                         100              Connecticut
                  The Manufacturers Life Insurance Company of North America                         100              Delaware
                      Manufacturers Securities Services, LLC                                         90(***)         Delaware
                      The Manufacturers Life Insurance Company of New York                          100              New York
    Manulife International Investment Management Limited                                            100              U.K.
       Manulife International Fund Management Limited                                               100              U.K.
    WT(SW) Properties Ltd.                                                                          100              U.K.
    Manulife Europe Ruckversicherungs-Aktiengesellschaft                                            100              Germany
    MIL Holdings (Bermuda) Limited                                                                  100              Bermuda
    WorldInsure.com Limited                                                                        12.6              Bermuda
    Manulife International Holdings Limited                                                         100              Bermuda
        Manulife Provident Funds Trust Company Limited                                              100              Hong Kong
        Manulife (International) Limited                                                            100              Bermuda
           Manulife-Sinochem Life Insurance Co. Ltd.                                                 51              China
           The Manufacturers (Pacific Asia) Insurance Company Limited                               100              Hong Kong
           Manulife Consultants Limited                                                             100              Hong Kong
           Manulife Financial Shareholdings Limited                                                  50              Hong Kong
           Manulife Financial Management Limited                                                     50              Hong Kong
           Manulife Financial Group Limited                                                          50              Hong Kong
           Manulife Financial Investment Limited                                                     50              Hong Kong
        Manulife Funds Direct (Barbados) Limited                                                    100              Barbados
           P.T. Manulife Aset Manajemen Indonesia                                                    55              Indonesia
           Manulife Funds Direct (Hong Kong) Limited                                                100              Hong Kong

                                                                                                 % OF EQUITY       JURISDICTION OF
AFFILIATE                                                                                                           INCORPORATION
    Manulife Data Services Inc.                                                                     100              Barbados
    ManuLife (International) Reinsurance Limited                                                    100              Bermuda
        Manufacturers P&C Limited                                                                   100              Barbados
        Manufacturers Life Reinsurance Limited                                                      100              Barbados
        Manulife Management Services Ltd.                                                           100              Barbados
    Chinfon-Manulife Insurance Company Limited                                                       60              Vietnam
    Chinfon-Manulife Insurance Company Limited                                                       60              Bermuda
    OUB Manulife Pte. Ltd.                                                                           50              Singapore
    The Manufacturers Life Insurance Co. (Phils.), Inc.                                             100              Philippines
        Manulife Financial Plans, Inc.                                                              100              Philippines
    P.T. Asuransi Jiwa Manulife Indonesia                                                            91              Indonesia
        P.T. Buanadaya Sarana Informatika                                                           100              Indonesia
        P.T. Asuransi Jiwa Arta Mandiri Prima                                                       100              Indonesia
    Manulife (Malaysia) SDN.BHD.                                                                    100              Malaysia
    Manulife (Thailand) Ltd.                                                                        100              Thailand
    Manulife Holdings (Hong Kong) Limited                                                           100              Hong Kong
    Manulife Financial Systems (Hong Kong) Limited                                                  100              Hong Kong
    Manulife Century Investments (Alberta) Inc.                                                     100              Alberta
       Manulife Century Investments (Bermuda) Limited                                                87(+)           Bermuda
            Manulife System Service Kabushiki Kaisha                                                 90(##)          Japan
            Manulife Century Investments (Luxembourg) S.A.                                          100              Luxembourg
                Manulife Century Investments (Netherlands) B.V.                                     100              Netherlands
                    Manulife Century Holdings (Netherlands) B.V.                                    100              Netherlands
                    Daihyaku Manulife Holdings (Bermuda) Limited                                    100              Bermuda
                 Kyoritsu Confirm Co., Ltd.                                                        90.9(++)          Japan
                 Daihyaku Premium Collection Co., Ltd.                                               57(+++)         Japan
                    Manulife Century Life Insurance Company                                        41.7(#)(###)      Japan
                         Manulife Century Business Company                                          100              Japan



    (X)    Inactive subsidiaries are noted in italics.



    (*) 3.55% of The Manufacturers Life Insurance Company (USA) is owned by MRL Holding LLC.



    (**) 1% of Manulife Hungary Holdings Property Management Limited Liability Company is owned by The Manufacturers Life Insurance Company.



    (***) 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.



    (+)    13% of Manulife Century Investments (Bermuda) Limited is owned by
           MLI.



    (++) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Century Life Insurance Company



    (+++) 10% of Daihyaku Premium Collection Co., Ltd. is owned by Manulife Century Life Insurance Company



    (#) 8.8% of Manulife Century Life Insurance Company is owned by Daihyaku Manulife Holdings (Bermuda) Limited.



    (##) 10% of Manulife System Service Kabushiki Kaisha is owned by Manulife Century Life Insurance Company.



    (###) 32.9% of Manulife Century Life Insurance Company is owned by Manulife Century Holdings (Netherlands) B.V.

Item 27.  Number of Contract Owners.


As of February 28, 2001, there were 169 qualified and 496 non-qualified contracts of the series offered hereby outstanding.


Item 28.  Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the

Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.       NAME OF INVESTMENT COMPANY                    CAPACITY IN WHICH ACTING
         Manufacturers Investment Trust                Investment Adviser

         The Manufacturers Life Insurance              Principal Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance              Principal Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance              Principal Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance              Principal Underwriter
         Company of New York Separate
         Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth below.


NAME AND PRINCIPAL        POSITION WITH THE MANUFACTURERS LIFE INSURANCE
BUSINESS ADDRESS                   COMPANY OF NORTH AMERICA
John D. DesPrez III**     Director and Chairman of the Board of Directors

James R. Boyle*.          Director and President

David W. Libbey*          Director, Vice President, Treasurer & Chief

Marc Costantini*          Vice President, Annuity Product Management

Robert Boyda**            Vice President, Investment Management Services

James D. Gallagher**      Vice President, Secretary and General Counsel

Kevin S. Hill*            Vice President, Business Implementation

Mark S. Rizza*            Vice President Information Services, U.S. Annuities

Jonnie M. Smith*          Vice President, Customer Service and Administration

Jonnie Smith*             Vice President, Customer Service and Administration

J. Brent Wilkinson*       Vice President, E-Business, U.S. Annuities



*500 Boylston Street, Boston, MA 02116



**73 Tremont Street, Boston, MA  02116


c.       None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

a. Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

         The Manufacturers Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A, certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and has caused this amended Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 25th day of April, 2001.


                            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                                           (Registrant)

                            By:   THE MANUFACTURERS LIFE INSURANCE
                                  COMPANY OF NEW YORK
                                           (Depositor)


                                  By: /s/ JAMES D. GALLAGHER
                                      -----------------------------------------
                                        James D. Gallagher
                                        President

Attest


/s/ GRETCHEN H. SWANZ
-------------------------------
Gretchen H. Swanz
Secretary


Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amended Registration Statement to be signed on its behalf by the undersigned on the 25th day of April, 2001 in the City of Boston, and Commonwealth of Massachusetts.


                            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                                            (Registrant)

                            By: THE MANUFACTURERS LIFE INSURANCE
                                COMPANY OF NEW YORK
                                            (Depositor)


                            By: /s/ JAMES D. GALLAGHER
                                ----------------------------------------
                                 James D. Gallagher
                                 President

Attest


/s/ GRETCHEN H. SWANZ
-------------------------------
Gretchen H. Swanz
Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 25th day of April, 2001.



SIGNATURE                                            TITLE
/s/ JAMES D. GALLAGHER                               Director and President
------------------------------------                 (Principal Executive
James D. Gallagher                                   Officer)

*                                                    Director and Chairman
------------------------------------
John D. DesPrez, III

*                                                    Director
------------------------------------
Ruth Ann Fleming

*                                                    Director
------------------------------------
Neil M. Merkl

*                                                    Director
------------------------------------
Thomas Borshoff

*                                                    Director
------------------------------------
James K. Robinson

*                                                    Director
------------------------------------
James R. Boyle

*                                                    Director
------------------------------------
Bruce Avedon

*                                                    Director
------------------------------------
James P. O'Malley

*                                                    Director
------------------------------------
Robert Cook


/s/ DAVID W. LIBBEY                                  Treasurer (Principal
------------------------------------                 Financial and Accounting
David W. Libbey                                      Officer)



*By: /s/ DAVID W. LIBBEY
    --------------------------------
      David W. Libbey
      Attorney-in-Fact Pursuant
      to Powers of Attorney

                                  EXHIBIT INDEX

Exhibit No.        Description

(10)               Written consent of Ernst & Young LLP, independent auditors